GE LIFE & ANNUITY SEPARATE ACCOUNT II

Financial Statements

Year ended December 31, 2002

(With Independent Auditors’ Report Thereon)

GE LIFE & ANNUITY SEPARATE ACCOUNT II

December 31, 2002

INDEPENDENT AUDITORS’ REPORT

Policy Owners

GE Life & Annuity Separate Account II

    and

The Board of Directors

GE Life and Annuity Assurance Company:

We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account II (the Account) (comprising the AIM Variable Insurance Funds—AIM V.I. Capital Appreciation Fund-Series I Shares, AIM V.I. Growth Fund-Series I Shares, AIM V.I. Premier Equity Fund-Series I Shares; The Alger American Fund—Alger American Growth Portfolio, Alger American Small Capitalization Portfolio; Alliance Variable Products Series Fund, Inc.—Growth and Income Portfolio-Class B, Premier Growth Portfolio-Class B, Quasar Portfolio-Class B; Dreyfus—Dreyfus Investment Portfolios-Emerging Markets Portfolio-Initial Shares, The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares; Federated Insurance Series—Federated American Leaders Fund II-Primary Shares, Federated High Income Bond Fund II- Primary Shares, Federated High Income Bond Fund II-Service Shares, Federated International Small Company Fund II, Federated Utility Fund II; Fidelity Variable Insurance Products Fund (“VIP”)—VIP Equity-Income Portfolio, VIP Equity-Income Portfolio-Service Class 2, VIP Growth Portfolio, VIP Growth Portfolio-Service Class 2, VIP Overseas Portfolio; Fidelity Variable Insurance Products Fund II (“VIP II”)—VIP II Asset ManagerSM Portfolio, VIP II Contrafund® Portfolio, VIP II Contrafund® Portfolio-Service Class 2; Fidelity Variable Insurance Products Fund III (“VIP III”)—VIP III Growth & Income Portfolio, VIP III Growth & Income Portfolio-Service Class 2, VIP III Growth Opportunities Portfolio, VIP III Mid Cap Portfolio-Service Class 2; GE Investments Funds, Inc.—Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Value Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500® Index Fund, Small-Cap Value Equity Fund, Total Return Fund, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust (VIT)—Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Janus Aspen Series—Aggressive Growth Portfolio, Aggressive Growth Portfolio-Service Shares, Balanced Portfolio, Balanced Portfolio-Service Shares, Capital Appreciation Portfolio, Capital Appreciation Portfolio-Service Shares, Flexible Income Portfolio, Global Life Sciences Portfolio-Service Shares, Global Technology Portfolio-Service Shares, Growth Portfolio, Growth Portfolio-Service Shares, International Growth Portfolio, International Growth Portfolio-Service Shares, Worldwide Growth Portfolio, Worldwide Growth Portfolio-Service Shares; MFS® Variable Insurance Trust—MFS® Investors Growth Stock Series-Service Class Shares, MFS® Investors Trust Series-Service Class Shares, MFS® New Discovery Series-Service Class Shares, MFS® Utilities Series-Service Class Shares; Oppenheimer Variable Account Funds—Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA-Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Growth & Income Fund/VA-Service Shares, Oppenheimer Multiple Strategies Fund/VA; PBHG Insurance Series Fund, Inc.—PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio; PIMCO Variable Insurance Trust—Foreign Bond Portfolio-Administrative Class Shares, High Yield Portfolio-Administrative Class Shares, Long-Term U.S. Government Portfolio-Administrative Class Shares, Total Return Portfolio-Administrative Class Shares; Rydex Variable Trust—OTC Fund; Salomon Brothers Variable Series Funds Inc—Investors Fund, Strategic Bond Fund, Total Return Fund; and Van Kampen Life Investment Trust—Comstock Portfolio-Class II Shares, Emerging Growth Portfolio-Class II Shares) as of December 31, 2002, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the two year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting GE Life & Annuity Separate Account II as of December 31, 2002,

the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and their financial highlights for each of the years or lesser periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Richmond, Virginia

February 28, 2003

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities

December 31, 2002

	AIM Variable Insurance Funds			The Alger American Fund
	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Growth Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares	Alger American Growth Portfolio	Alger American Small Capitalization Portfolio
Assets
Investments at fair market value (see cost below; note 2a)	$121,485	124,782	228,919	2,581,057	1,190,069
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—
Receivable for units sold	5,366	2,719	1,743	2,906	—

Total assets	126,851	127,501	230,662	2,583,963	1,190,069

Liabilities
Accrued expenses payable to affiliate (note 4c)	13	13	24	742	111
Payable for units withdrawn	12	—	—	—	284

Total liabilities	25	13	24	742	395

Net assets attributable to variable life policy owners	$126,826	127,488	230,638	2,583,221	1,189,674

Outstanding units (note 2b, 4a, and 5): Type I	—	—	—	88,027	98,354

Net asset value per unit: Type I	$—	—	—	13.05	6.51

Outstanding units (note 2b, 4a, and 5): Type II	27,851	35,571	41,113	109,921	84,392

Net asset value per unit: Type II	$4.45	3.49	5.48	13.05	6.51

Outstanding units (note 2b, 4a, and 5): Type III	363	450	704	—	—

Net asset value per unit: Type III	$7.96	7.43	7.59	—	—

Investments in securities, at cost	$137,732	146,243	265,843	4,419,474	2,122,198

Shares outstanding	7,394	11,043	14,113	104,793	97,467

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	Alliance Variable Products Series Fund, Inc.			Dreyfus
	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Quasar Portfolio — Class B	Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
Assets
Investments at fair market value (see cost below; note 2a)	$766,509	126,323	39,149	37,970	38,185
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—
Receivable for units sold	—	—	—	—	—

Total assets	766,509	126,323	39,149	37,970	38,185

Liabilities
Accrued expenses payable to affiliate (note 4c)	64	11	3	3	3
Payable for units withdrawn	97	125	78	71	126

Total liabilities	161	136	81	74	129

Net assets attributable to variable life policy owners	$766,348	126,187	39,068	37,896	38,056

Outstanding units (note 2b, 4a, and 5): Type I	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	87,054	25,762	7,741	3,965	7,490

Net asset value per unit: Type II	$7.84	4.84	4.89	8.76	4.73

Outstanding units (note 2b, 4a, and 5): Type III	10,029	194	165	325	351

Net asset value per unit: Type III	$8.36	7.72	7.34	9.72	7.48

Investments in securities, at cost	$948,712	164,303	48,885	38,634	47,304

Shares outstanding	46,483	7,306	5,774	4,061	2,020

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares	Federated High Income Bond Fund II — Primary Shares	Federated High Income Bond Fund II — Service Shares	Federated International Small Company Fund II	Federated Utility Fund II
Assets
Investments at fair market value (see cost below; note 2a)	$589,814	596,622	82,124	28,075	283,991
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—
Receivable for units sold	361	—	—	—	—

Total assets	590,175	596,622	82,124	28,075	283,991

Liabilities
Accrued expenses payable to affiliate (note 4c)	88	78	8	2	327
Payable for units withdrawn	114	92	37	1	60

Total liabilities	202	170	45	3	387

Net assets attributable to variable life policy owners	$589,973	596,452	82,079	28,072	283,604

Outstanding units (note 2b, 4a, and 5): Type I	17,448	17,068	—	—	9,949

Net asset value per unit: Type I	$13.82	14.53	—	—	11.43

Outstanding units (note 2b, 4a, and 5): Type II	25,242	23,982	8,558	5,295	14,863

Net asset value per unit: Type II	$13.82	14.53	9.40	4.91	11.43

Outstanding units (note 2b, 4a, and 5): Type III	—	—	163	246	—

Net asset value per unit: Type III	$—	—	10.02	8.43	—

Investments in securities, at cost	$693,729	681,397	85,017	31,817	439,070

Shares outstanding	38,778	84,269	11,599	6,130	37,765

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	Fidelity Variable Insurance Products Fund (“VIP”)					Fidelity Variable Insurance Products Fund II (“VIP II”)
	VIP Equity- Income Portfolio	VIP Equity- Income Portfolio — Service Class 2	VIP Growth Portfolio	VIP Growth Portfolio — Service Class 2	VIP Overseas Portfolio	VIP II Asset ManagerSM Portfolio	VIP II Contrafund® Portfolio	VIP II Contrafund® Portfolio — Service Class 2
Assets
Investments at fair market value (see cost below; note 2a)	$6,025,978	451,523	5,377,735	603,113	1,336,596	3,541,867	5,237,220	428,938
Dividend receivable	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—	—	—
Receivable for units sold	1,977	—	1,354	—	—	391	—	5,040

Total assets	6,027,955	451,523	5,379,089	603,113	1,336,596	3,542,258	5,237,220	433,978

Liabilities
Accrued expenses payable to affiliate (note 4c)	486	40	940	50	636	823	401	33
Payable for units withdrawn	269	162	13,577	88	3,351	1,536	788	4

Total liabilities	755	202	14,517	138	3,987	2,359	1,189	37

Net assets attributable to variable life policy owners	$6,027,200	451,321	5,364,572	602,975	1,332,609	3,539,899	5,236,031	433,941

Outstanding units (note 2b, 4a, and 5): Type I	126,781	—	99,324	—	61,001	125,324	112,644	—

Net asset value per unit: Type I	$39.46	—	40.72	—	18.98	26.43	24.04	—

Outstanding units (note 2b, 4a, and 5): Type II	25,961	54,112	32,419	112,010	9,210	8,611	105,161	55,714

Net asset value per unit: Type II	$39.46	8.03	40.72	4.94	18.98	26.43	24.04	7.27

Outstanding units (note 2b, 4a, and 5): Type III	—	1,929	—	6,754	—	—	—	3,128

Net asset value per unit: Type III	$—	8.71	—	7.35	—	—	—	9.24

Investments in securities, at cost	$7,325,526	523,642	8,444,421	787,552	2,082,632	4,247,043	6,449,410	456,318

Shares outstanding	331,827	25,085	229,426	25,985	121,730	277,794	289,349	23,896

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP III Growth & Income Portfolio	VIP III Growth & Income Portfolio — Service Class 2	VIP III Growth Opportunities Portfolio	VIP III Mid Cap Portfolio — Service Class 2
Assets
Investments at fair market value (see cost below; note 2a)	$1,270,545	155,744	319,814	409,404
Dividend receivable	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—
Receivable for units sold	—	153	—	—

Total assets	1,270,545	155,897	319,814	409,404

Liabilities
Accrued expenses payable to affiliate (note 4c)	137	14	645	32
Payable for units withdrawn	236	—	5,873	134

Total liabilities	373	14	6,518	166

Net assets attributable to variable life policy owners	$1,270,172	155,883	313,296	409,238

Outstanding units (note 2b, 4a, and 5): Type I	28,213	—	13,585	—

Net asset value per unit: Type I	$12.44	—	8.58	—

Outstanding units (note 2b, 4a, and 5): Type II	73,891	21,637	22,930	46,405

Net asset value per unit: Type II	$12.44	7.09	8.58	8.55

Outstanding units (note 2b, 4a, and 5): Type III	—	282	—	1,364

Net asset value per unit: Type III	$—	8.79	—	9.15

Investments in securities, at cost	$1,577,011	177,449	445,576	433,593

Shares outstanding	116,993	14,515	27,311	23,542

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	GE Investments Funds, Inc.
	Global Income Fund	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	Real Estate Securities Fund	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund	Value Equity Fund
Assets
Investments at fair market value (see cost below; note 2a)	$246,808	2,388,374	446,673	1,504,887	12,160,653	965,466	1,190,875	9,714,824	336,353	1,741,696	1,003,677	143,242
Dividend receivable	—	—	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	10	—	7	—	2,838	5	—	—	—	—	2	—
Receivable for units sold	48	3,039	—	439	3,618	7,162	9,366	29,892	6,446	397	9,254	8,180

Total assets	246,866	2,391,413	446,680	1,505,326	12,167,109	972,633	1,200,241	9,744,716	342,799	1,742,093	1,012,933	151,422

Liabilities
Accrued expenses payable to affiliate (note 4c)	19	194	770	162	935	73	125	760	24	192	77	11
Payable for units withdrawn	25	—	31	341	298	102	644	36	2	245	39	—

Total liabilities	44	194	801	503	1,233	175	769	796	26	437	116	11

Net assets attributable to variable life policy owners	$246,822	2,391,219	445,879	1,504,823	12,165,876	972,458	1,199,472	9,743,920	342,773	1,741,656	1,012,817	151,411

Outstanding units (note 2b, 4a, and 5): Type I	9,845	42,923	14,584	26,207	178,387	24,730	24,064	85,927	—	31,607	10,610	—

Net asset value per unit: Type I	$11.86	13.45	9.87	14.93	19.47	7.86	21.67	38.07	—	36.17	9.15	—

Outstanding units (note 2b, 4a, and 5): Type II	10,966	133,661	30,591	72,247	444,423	97,973	31,288	168,621	28,077	16,545	98,826	17,703

Net asset value per unit: Type II	$11.86	13.45	9.87	14.93	19.47	7.86	21.67	38.07	10.25	36.17	9.15	7.39

Outstanding units (note 2b, 4a, and 5): Type III	—	1,504	—	3,962	3,924	982	—	6,520	6,241	—	1,364	2,416

Net asset value per unit: Type III	$—	10.75	—	8.81	10.13	8.16	—	8.17	8.81	—	8.41	8.52

Investments in securities, at cost	$228,439	2,380,193	646,057	1,712,257	12,160,653	1,218,119	1,273,326	12,218,247	366,528	2,014,301	1,292,252	163,923

Shares outstanding	22,768	184,716	71,697	113,149	12,160,653	17,637	90,630	600,422	32,751	137,358	38,978	19,462

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	Goldman Sachs Variable Insurance Trust (VIT)		Janus Aspen Series
	Goldman Sachs Growth and Income Fund	Goldman Sachs Mid Cap Value Fund	Aggressive Growth Portfolio	Aggressive Growth Portfolio — Service Shares	Balanced Portfolio	Balanced Portfolio — Service Shares	Capital Appreciation Portfolio	Capital Appreciation Portfolio — Service Shares	Flexible Income Portfolio	Global Life Sciences Portfolio — Service Shares	Global Technology Portfolio — Service Shares
Assets
Investments at fair market value (see cost below; note 2a)	$191,939	1,398,835	3,407,529	195,286	5,037,139	1,021,999	2,435,060	192,599	818,350	179,300	133,610
Dividend receivable	—	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	7	—	—	—	—	—	—	—	—	6	—
Receivable for units sold	—	4,000	338	86	—	555	—	—	2,897	66	72

Total assets	191,946	1,402,835	3,407,867	195,372	5,037,139	1,022,554	2,435,060	192,599	821,247	179,372	133,682

Liabilities
Accrued expenses payable to affiliate (note 4c)	15	108	261	16	387	82	187	14	160	14	11
Payable for units withdrawn	2,333	112	1,913	—	10,679	79	162	7	77	—	—

Total liabilities	2,348	220	2,174	16	11,066	161	349	21	237	14	11

Net assets attributable to variable life policy owners	$189,598	1,402,615	3,405,693	195,356	5,026,073	1,022,393	2,434,711	192,578	821,010	179,358	133,671

Outstanding units (note 2b, 4a, and 5): Type I	6,403	36,991	110,040	—	85,649	—	21,974	—	17,057	6,041	11,168

Net asset value per unit: Type I	$6.98	11.59	15.07	—	21.32	—	17.32	—	17.12	6.64	2.50

Outstanding units (note 2b, 4a, and 5): Type II	20,760	84,028	115,952	59,086	150,095	117,565	118,598	29,735	30,899	20,648	41,442

Net asset value per unit: Type II	$6.98	11.59	15.07	2.93	21.32	8.52	17.32	5.34	17.12	6.64	2.50

Outstanding units (note 2b, 4a, and 5): Type III	—	—	—	2,722	—	2,179	—	3,788	—	284	332

Net asset value per unit: Type III	$—	—	—	8.17	—	9.52	—	8.92	—	7.53	6.46

Investments in securities, at cost	$207,336	1,447,634	6,824,505	246,539	5,687,972	1,100,886	3,482,036	220,813	790,986	241,111	251,189

Shares outstanding	23,580	131,841	215,122	12,502	244,640	47,936	140,188	11,172	66,533	32,839	55,440

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	Janus Aspen Series (continued)
	Growth Portfolio	Growth Portfolio — Service Shares	International Growth Portfolio	International Growth Portfolio — Service Shares	Worldwide Growth Portfolio	Worldwide Growth Portfolio — Service Shares
Assets
Investments at fair market value (see cost below; note 2a)	$4,205,400	136,180	1,756,529	173,741	5,873,181	265,155
Dividend receivable	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—
Receivable for units sold	—	308	—	8,527	—	132

Total assets	4,205,400	136,488	1,756,529	182,268	5,873,181	265,287

Liabilities
Accrued expenses payable to affiliate (note 4c)	646	13	135	11	910	22
Payable for units withdrawn	4,501	—	900	—	6,916	41

Total liabilities	5,147	13	1,035	11	7,826	63

Net assets attributable to variable life policy owners	$4,200,253	136,475	1,755,494	182,257	5,865,355	265,224

Outstanding units (note 2b, 4a, and 5): Type I	128,068	—	43,699	—	162,939	—

Net asset value per unit: Type I	$16.16	—	13.66	—	19.06	—

Outstanding units (note 2b, 4a, and 5): Type II	131,849	30,203	84,814	28,173	144,792	48,691

Net asset value per unit: Type II	$16.16	4.49	13.66	4.87	19.06	4.93

Outstanding units (note 2b, 4a, and 5): Type III	—	111	—	5,541	—	3,116

Net asset value per unit: Type III	$—	7.83	—	8.13	—	8.08

Investments in securities, at cost	$7,100,822	182,512	2,626,241	210,988	8,920,961	332,744

Shares outstanding	287,844	9,405	101,533	10,113	279,011	12,657

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	MFS® Variable Insurance Trust
	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Utilities Series — Service Class Shares
Assets
Investments at fair market value (see cost below; note 2a)	$113,604	81,705	149,275	207,685
Dividend receivable	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—
Receivable for units sold	—	1,525	119	2,854

Total assets	113,604	83,230	149,394	210,539

Liabilities
Accrued expenses payable to affiliate (note 4c)	10	7	11	19
Payable for units withdrawn	1,076	—	12	—

Total liabilities	1,086	7	23	19

Net assets attributable to variable life policy owners	$112,518	83,223	149,371	210,520

Outstanding units (note 2b, 4a, and 5): Type I	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	23,388	13,017	21,603	37,194

Net asset value per unit: Type II	$4.67	6.34	5.74	5.59

Outstanding units (note 2b, 4a, and 5): Type III	423	83	3,471	299

Net asset value per unit: Type III	$7.79	8.31	7.31	8.73

Investments in securities, at cost	$137,598	99,238	187,672	268,680

Shares outstanding	16,252	6,093	14,381	17,336

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Bond Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer High Income Fund/VA	Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA
Assets
Investments at fair market value (see cost below; note 2a)	$2,941,365	1,367,077	3,719,283	258,601	2,660,125	342,939	1,219,502
Dividend receivable	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—	—
Receivable for units sold	281	11,086	2,226	3,832	24	29	1,869

Total assets	$2,941,646	1,378,163	3,721,509	262,433	2,660,149	342,968	1,221,371

Liabilities
Accrued expenses payable to affiliate (note 4c)	289	131	749	21	886	27	113
Payable for units withdrawn	7,520	—	3,893	—	1,453	—	96

Total liabilities	7,809	131	4,642	21	2,339	27	209

Net assets attributable to variable life policy owners	$2,933,837	1,378,032	3,716,867	262,412	2,657,810	342,941	1,221,162

Outstanding units (note 2b, 4a, and 5): Type I	62,159	23,819	53,318	—	47,784	—	24,204

Net asset value per unit: Type I	$35.72	28.41	45.61	—	33.25	—	33.15

Outstanding units (note 2b, 4a, and 5): Type II	19,975	24,687	28,174	38,218	32,150	49,197	12,634

Net asset value per unit: Type II	$35.72	28.41	45.61	6.47	33.25	6.44	33.15

Outstanding units (note 2b, 4a, and 5): Type III	—	—	—	1,860	—	3,101	—

Net asset value per unit: Type III	$—	—	—	8.14	—	8.42	—

Investments in securities, at cost	$4,867,338	1,331,548	4,976,666	309,369	3,312,441	398,410	1,417,655

Shares outstanding	100,628	120,873	139,718	14,685	354,211	22,473	92,667

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	PBHG Insurance Series Fund, Inc.		PIMCO Variable Insurance Trust				Rydex Variable Trust
	PBHG Growth II Portfolio	PBHG Large Cap Growth Portfolio	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares	OTC Fund
Assets
Investments at fair market value (see cost below; note 2a)	$606,698	564,328	32,726	187,157	490,142	771,836	37,110
Dividend receivable	—	—	77	1,318	1,680	2,971	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—	—
Receivable for units sold	—	—	—	—	—	45,147	10

Total assets	606,698	564,328	32,803	188,475	491,822	819,954	37,120

Liabilities
Accrued expenses payable to affiliate (note 4c)	47	126	80	1,330	1,720	3,021	3
Payable for units withdrawn	143	138	16	29	273	5	—

Total liabilities	190	264	96	1,359	1,993	3,026	3

Net assets attributable to variable life policy owners	$606,508	564,064	32,707	187,116	489,829	816,928	37,117

Outstanding units (note 2b, 4a, and 5): Type I	29,713	17,789	—	—	—	—	—

Net asset value per unit: Type I	$7.64	12.24	—	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	49,673	28,295	2,535	14,509	36,158	51,433	14,577

Net asset value per unit: Type II	$7.64	12.24	11.88	9.77	13.27	12.09	2.53

Outstanding units (note 2b, 4a, and 5): Type III	—	—	242	4,601	878	18,200	36

Net asset value per unit: Type III	$—	—	10.69	9.86	11.40	10.72	6.61

Investments in securities, at cost	$1,063,237	946,339	31,922	194,695	484,718	755,054	48,807

Shares outstanding	77,583	45,364	3,250	26,103	44,197	75,448	4,101

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	Salomon Brothers Variable Series Funds Inc			Van Kampen Life Investment Trust
	Investors Fund	Strategic Bond Fund	Total Return Fund	Comstock Portfolio — Class II Shares	Emerging Growth Portfolio — Class II Shares
Assets
Investments at fair market value (see cost below; note 2a)	$555,306	493,937	143,075	4,008	244
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4b)	12	—	—	—	—
Receivable for units sold	1,562	3,450	—	—	—

Total assets	556,880	497,387	143,075	4,008	244

Liabilities
Accrued expenses payable to affiliate (note 4c)	43	40	12	1	—
Payable for units withdrawn	—	—	515	—	—

Total liabilities	43	40	527	1	—

Net assets attributable to variable life policy owners	$556,837	497,347	142,548	4,007	244

Outstanding units (note 2b, 4a, and 5): Type I	26,040	9,971	7,649	—	—

Net asset value per unit: Type I	$11.22	12.49	10.44	—	—

Outstanding units (note 2b, 4a, and 5): Type II	23,590	29,849	6,005	56	13

Net asset value per unit: Type II	$11.22	12.49	10.44	8.09	7.30

Outstanding units (note 2b, 4a, and 5): Type III	—	—	—	437	20

Net asset value per unit: Type III	$—	—	—	8.13	7.34

Investments in securities, at cost	$726,675	486,878	149,527	4,019	255

Shares outstanding	57,189	47,540	15,013	442	13

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations

	AIM Variable Insurance Funds			The Alger American Fund
	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Growth Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares	Alger American Growth Portfolio	Alger American Small Capitalization Portfolio
	Year ended December 31, 2002			Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$—	—	921	1,414	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	10,764	5,183
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	729	759	1,393	13,186	4,150
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	2	2	2	—	—

Net investment income (expense)	(731)	(761)	(474)	(22,536)	(9,333)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(19,227)	(23,737)	(39,459)	(945,545)	(440,087)
Unrealized appreciation (depreciation)	(7,360)	(15,187)	(31,363)	(450,695)	12,635
Capital gain distributions	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(26,587)	(38,924)	(70,822)	(1,396,240)	(427,452)

Increase (decrease) in net assets from operations	$(27,318)	(39,685)	(71,296)	(1,418,776)	(436,785)

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued

	Alliance Variable Products Series Fund, Inc.			Dreyfus
	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Quasar Portfolio — Class B	Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
	Year ended December 31, 2002			Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$3,937	—	—	336	101
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	4,416	821	223	130	215
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	18	1	1	4	2

Net investment income (expense)	(497)	(822)	(224)	202	(116)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(31,798)	(11,354)	(3,032)	(224)	(3,176)
Unrealized appreciation (depreciation)	(174,642)	(28,968)	(9,247)	(1,048)	(7,801)
Capital gain distributions	24,203	—	—	—	—

Net realized and unrealized gain (loss) on investments	(182,237)	(40,322)	(12,279)	(1,272)	(10,977)

Increase (decrease) in net assets from operations	$(182,734)	(41,144)	(12,503)	(1,070)	(11,093)

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares	Federated High Income Bond Fund II — Primary Shares	Federated High Income Bond Fund II — Service Shares	Federated International Small Company Fund II	Federated Utility Fund II
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$8,625	50,251	4,166	—	21,309
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	2,291	1,715	—	—	1,109
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	2,675	1,895	432	160	1,455
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	1	1	—

Net investment income (expense)	3,659	46,641	3,733	(161)	18,745

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(111,282)	(41,170)	(1,081)	(273)	(78,301)
Unrealized appreciation (depreciation)	(69,027)	(2,520)	(2,475)	(4,146)	(52,455)
Capital gain distributions	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(180,309)	(43,690)	(3,556)	(4,419)	(130,756)

Increase (decrease) in net assets from operations	$(176,650)	2,951	177	(4,580)	(112,011)

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued

	Fidelity Variable Insurance Products Fund (“VIP”)					Fidelity Variable Insurance Products Fund II (“VIP II”)			Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP Equity- Income Portfolio	VIP Equity- Income Portfolio — Service Class 2	VIP Growth Portfolio	VIP Growth Portfolio — Service Class 2	VIP Overseas Portfolio	VIP II Asset ManagerSM Portfolio	VIP II Contrafund® Portfolio	VIP II Contrafund® Portfolio — Service Class 2	VIP III Growth & Income Portfolio	VIP III Growth & Income Portfolio — Service Class 2	VIP III Growth Opportunities Portfolio	VIP III Mid Cap Portfolio — Service Class 2
	Year ended December 31, 2002					Year ended December 31, 2002			Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$122,763	4,119	17,485	563	12,955	148,492	47,019	1,636	16,702	1,624	3,892	1,271
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	40,479	—	35,553	—	9,954	24,612	20,240	—	2,496	—	883	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	8,363	2,638	11,657	3,599	1,245	1,641	20,245	2,203	7,147	963	1,621	2,051
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	7	—	9	—	—	—	24	—	2	—	10

Net investment income (expense)	73,921	1,474	(29,725)	(3,045)	1,756	122,239	6,534	(591)	7,059	659	1,388	(790)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(341,712)	(20,439)	(1,045,717)	(34,243)	(286,045)	(179,545)	(302,619)	(4,581)	(147,734)	(6,596)	(50,841)	(4,285)
Unrealized appreciation (depreciation)	(1,254,387)	(70,983)	(1,469,114)	(168,528)	(75,174)	(327,106)	(329,479)	(29,449)	(148,095)	(20,905)	(42,459)	(29,396)
Capital gain distributions	167,093	5,936	—	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(1,429,006)	(85,486)	(2,514,831)	(202,771)	(361,219)	(506,651)	(632,098)	(34,030)	(295,829)	(27,501)	(93,300)	(33,681)

Increase (decrease) in net assets from operations	$(1,355,085)	(84,012)	(2,544,556)	(205,816)	(359,463)	(384,412)	(625,564)	(34,621)	(288,770)	(26,842)	(91,912)	(34,471)

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued

	GE Investments Funds, Inc.
	Global Income Fund	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	Real Estate Securities Fund	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund	Value Equity Fund
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$1,467	67,227	5,363	13,876	163,838	486	54,205	140,919	836	42,758	9,766	1,227
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	532	3,336	872	2,310	21,760	1,276	3,443	26,464	—	8,121	604	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	799	5,545	2,197	8,055	56,505	5,545	4,277	47,990	1,459	4,330	7,025	710
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	5	—	31	27	6	—	48	20	—	17	9

Net investment income (expense)	136	58,341	2,294	3,480	85,546	(6,341)	46,485	66,417	(643)	30,307	2,120	508

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	2,915	16,550	(62,002)	(35,184)	—	(96,914)	22,200	(1,727,923)	(7,005)	(62,949)	(68,730)	(2,870)
Unrealized appreciation (depreciation)	23,591	8,676	(62,868)	(215,406)	(1)	(137,393)	(162,755)	(1,101,313)	(35,175)	(174,796)	(159,840)	(21,062)
Capital gain distributions	—	28,513	—	8,675	61	5	63,157	17,816	1,618	17,857	—	—

Net realized and unrealized gain (loss) on investments	26,506	53,739	(124,870)	(241,915)	60	(234,302)	(77,398)	(2,811,420)	(40,562)	(219,888)	(228,570)	(23,932)

Increase (decrease) in net assets from operations	$26,642	112,080	(122,576)	(238,435)	85,606	(240,643)	(30,913)	(2,745,003)	(41,205)	(189,581)	(226,450)	(23,424)

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued

	Goldman Sachs Variable Insurance Trust (VIT)		Janus Aspen Series
	Goldman Sachs Growth and Income Fund	Goldman Sachs Mid Cap Value Fund	Aggressive Growth Portfolio	Aggressive Growth Portfolio — Service Shares	Balanced Portfolio	Balanced Portfolio — Service Shares	Capital Appreciation Portfolio	Capital Appreciation Portfolio — Service Shares	Flexible Income Portfolio	Global Life Sciences Portfolio — Service Shares	Global Technology Portfolio — Service Shares
	Year ended December 31, 2002		Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$3,145	15,072	—	—	129,035	19,844	15,533	520	30,698	—	—
Expenses — Mortality and expense risk charges and administrative expenses —Type I (note 4a)	180	3,223	13,451	—	13,242	—	3,001	—	1,393	333	241
Expenses — Mortality and expense risk charges and administrative expenses —Type II (note 4a)	874	7,441	13,359	1,054	23,439	6,068	16,008	1,053	2,924	915	663
Expenses — Mortality and expense risk charges and administrative expenses —Type III (note 4a)	—	—	—	23	—	13	—	27	—	1	2

Net investment income (expense)	2,091	4,408	(26,810)	(1,077)	92,354	13,763	(3,476)	(560)	26,381	(1,249)	(906)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(14,232)	(19,411)	(1,335,017)	(11,449)	(107,118)	(13,777)	(383,581)	(3,746)	4,255	(9,052)	(35,755)
Unrealized appreciation (depreciation)	(2,257)	(125,348)	(2,285)	(35,419)	(374,750)	(70,771)	(98,199)	(23,171)	28,624	(53,578)	(32,533)
Capital gain distributions	—	4,397	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(16,489)	(140,362)	(1,337,302)	(46,868)	(481,868)	(84,548)	(481,780)	(26,917)	32,879	(62,630)	(68,288)

Increase (decrease) in net assets from operations	$(14,398)	(135,954)	(1,364,112)	(47,945)	(389,514)	(70,785)	(485,256)	(27,477)	59,260	(63,879)	(69,194)

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued

	Janus Aspen Series (continued)
	Growth Portfolio	Growth Portfolio — Service Shares	International Growth Portfolio	International Growth Portfolio — Service Shares	Worldwide Growth Portfolio	Worldwide Growth Portfolio — Service Shares
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$—	—	19,724	1,067	63,387	1,650
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	17,929	—	5,455	—	27,193	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	18,226	958	10,571	861	22,519	1,536
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	1	—	24	—	23

Net investment income (expense)	(36,155)	(959)	3,698	182	13,675	91

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(919,591)	(12,046)	(403,922)	(12,288)	(837,311)	(12,658)
Unrealized appreciation (depreciation)	(706,608)	(32,212)	(317,468)	(29,126)	(1,347,556)	(58,058)
Capital gain distributions	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(1,626,199)	(44,258)	(721,390)	(41,414)	(2,184,867)	(70,716)

Increase (decrease) in net assets from operations	$(1,662,354)	(45,217)	(717,692)	(41,232)	(2,171,192)	(70,625)

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued

	MFS® Variable Insurance Trust
	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Utilities Series — Service Class Shares
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$—	312	—	4,358
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	693	542	818	1,344
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	2	—	7	1

Net investment income (expense)	(695)	(230)	(825)	3,013

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(5,262)	(3,002)	(5,792)	(21,871)
Unrealized appreciation (depreciation)	(27,178)	(15,965)	(44,296)	(30,887)
Capital gain distributions	—	—	—	—

Net realized and unrealized gain (loss) on investments	(32,440)	(18,967)	(50,088)	(52,758)

Increase (decrease) in net assets from operations	$(33,135)	(19,197)	(50,913)	(49,745)

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Bond Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer High Income Fund/VA	Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$24,479	82,187	28,136	1,000	298,116	1,283	47,865
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	18,969	4,092	21,193	—	11,855	—	6,172
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	5,887	4,045	10,624	1,572	7,932	1,829	3,092
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	—	8	—	12	—

Net investment income (expense)	(377)	74,050	(3,681)	(580)	278,329	(558)	38,601

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(763,295)	(17,377)	(469,729)	(10,239)	(209,052)	(8,741)	(57,646)
Unrealized appreciation (depreciation)	(479,208)	38,443	(1,078,296)	(48,243)	(167,217)	(52,934)	(161,485)
Capital gain distributions	—	—	—	—	—	—	19,867

Net realized and unrealized gain (loss) on investments	(1,242,503)	21,066	(1,548,025)	(58,482)	(376,269)	(61,675)	(199,264)

Increase (decrease) in net assets from operations	$(1,242,880)	95,116	(1,551,706)	(59,062)	(97,940)	(62,233)	(160,663)

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued

	PBHG Insurance Series Fund, Inc.		PIMCO Variable Insurance Trust
	PBHG Growth II Portfolio	PBHG Large Cap Growth Portfolio	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares
	Year ended December 31, 2002		Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$—	—	621	10,476	11,303	19,754
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	1,385	1,884	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	3,082	2,905	118	712	1,913	2,641
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	2	8	5	33

Net investment income (expense)	(4,467)	(4,789)	501	9,756	9,385	17,080

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(246,955)	(112,067)	110	(3,060)	2,442	1,520
Unrealized appreciation (depreciation)	10,369	(132,047)	770	(6,663)	9,838	18,508
Capital gain distributions	—	—	120	—	20,582	9,747

Net realized and unrealized gain (loss) on investments	(236,586)	(244,114)	1,000	(9,723)	32,862	29,775

Increase (decrease) in net assets from operations	$(241,053)	(248,903)	1,501	33	42,247	46,855

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued

	Rydex Variable Trust	Salomon Brothers Variable Series Funds Inc			Van Kampen Life Investment Trust
	OTC Fund	Investors Fund	Strategic Bond Fund	Total Return Fund	Comstock Portfolio — Class II Shares	Emerging Growth Portfolio — Class II Shares
	Year ended December 31, 2002	Year ended December 31, 2002			Period from May 1, 2002 to December 31, 2002	Period from May 1, 2002 to December 31, 2002
Investment income:
Income — Ordinary dividends	$—	7,396	22,996	2,211	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	2,070	623	376	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	215	2,683	2,252	515	6	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	—	—	1	—

Net investment income (expense)	(215)	2,643	20,121	1,320	(7)	—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(4,078)	(85,064)	2,816	(6,565)	316	(3)
Unrealized appreciation (depreciation)	(11,031)	(121,129)	10,293	(5,710)	(12)	(12)
Capital gain distributions	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(15,109)	(206,193)	13,109	(12,275)	304	(15)

Increase (decrease) in net assets from operations	$(15,324)	(203,550)	33,230	(10,955)	297	(15)

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets

	AIM Variable Insurance Funds						The Alger American Fund
	AIM V.I. Capital Appreciation Fund — Series I Shares		AIM V.I. Growth Fund — Series I Shares		AIM V.I. Premier Equity Fund — Series I Shares		Alger American Growth Portfolio		Alger American Small Capitalization Portfolio
	Year ended December 31,		Year ended December 31, 2002	Period from February 9, 2001 to December 31, 2001	Year ended December 31, 2002	Period from February 19, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31,
	2002	2001					2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(731)	(308)	(761)	(135)	(474)	(303)	(22,536)	(22,192)	(9,333)	(9,886)
Net realized gain (loss)	(19,227)	(1,557)	(23,737)	(1,284)	(39,459)	(1,319)	(945,545)	(640,911)	(440,087)	(525,268)
Unrealized appreciation (depreciation) on investments	(7,360)	(8,874)	(15,187)	(6,274)	(31,363)	(5,561)	(450,695)	(576,288)	12,635	(54,181)
Capital gain distributions	—	7,510	—	—	—	2,806	—	552,329	—	—

Increase (decrease) in net assets from operations	(27,318)	(3,229)	(39,685)	(7,693)	(71,296)	(4,377)	(1,418,776)	(687,062)	(436,785)	(589,335)

From capital transactions:
Net premiums	89,273	90,280	113,543	67,056	199,692	136,367	579,215	928,250	337,743	482,385
Loan interest	—	—	1	—	(29)	—	(3,507)	(1,317)	(974)	(124)
Transfers (to) from the general account of GE Life and Annuity Assurance Company:
Death benefits	—	—	—	—	(2,058)	—	(17,526)	(2,553)	—	—
Surrenders	(1,257)	—	(290)	—	(154)	(1,539)	(130,875)	(114,291)	(33,620)	(47,241)
Loans	(324)	—	—	150	(1,182)	—	(14,833)	(40,844)	(8,349)	(18,127)
Cost of insurance and administrative expenses (note 4a)	(31,942)	(13,980)	(33,274)	(15,892)	(51,042)	(20,116)	(399,992)	(455,410)	(173,349)	(168,872)
Transfers (to) from the Guarantee Account	(1,413)	(322)	(3,399)	201	(5,632)	(81)	4,884	(10,598)	3,392	4,836
Transfers (to) from other subaccounts	2,109	24,915	7,478	39,292	9,457	42,628	(458,973)	500,590	30,798	82,119

Increase (decrease) in net assets from capital transactions (note 5)	56,446	100,893	84,059	90,807	149,052	157,259	(441,607)	803,827	155,641	334,976

Increase (decrease) in net assets	29,128	97,664	44,374	83,114	77,756	152,882	(1,860,383)	116,765	(281,144)	(254,359)
Net assets at beginning of year	97,698	34	83,114	—	152,882	—	4,443,604	4,326,839	1,470,818	1,725,177

Net assets at end of year	$126,826	97,698	127,488	83,114	230,638	152,882	2,583,221	4,443,604	1,189,674	1,470,818

Changes in units (note 5):
Units purchased	18,496	18,779	27,293	19,155	30,407	21,988	37,018	58,530	41,424	50,758
Units redeemed	(6,785)	(2,279)	(7,569)	(2,858)	(7,918)	(2,660)	(65,553)	(25,168)	(24,311)	(21,073)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	11,711	16,500	19,724	16,297	22,489	19,328	(28,535)	33,361	17,113	29,685

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Alliance Variable Products Series Fund, Inc.						Dreyfus
	Growth and Income Portfolio — Class B		Premier Growth Portfolio — Class B		Quasar Portfolio — Class B		Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares		The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
	Year ended December 31, 2002	Period from February 6, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from February 8, 2001 to December 31, 2001	Year ended December 31, 2002	Period from April 6, 2001 to December 31, 2001	Year ended December 31,
			2002	2001					2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(497)	(403)	(822)	(478)	(224)	(87)	202	19	(116)	(82)
Net realized gain (loss)	(31,798)	(1,604)	(11,354)	(1,431)	(3,032)	(723)	(224)	(18)	(3,176)	(728)
Unrealized appreciation (depreciation) on investments	(174,642)	(7,562)	(28,968)	(8,996)	(9,247)	(488)	(1,048)	383	(7,801)	(1,305)
Capital gain distributions	24,203	6,702	—	4,460	—	391	—	—	—	—

Increase (decrease) in net assets from operations	(182,734)	(2,867)	(41,144)	(6,445)	(12,503)	(907)	(1,070)	384	(11,093)	(2,115)

From capital transactions:
Net premiums	535,852	298,144	68,278	76,621	33,412	18,293	35,095	8,227	29,072	31,492
Loan interest	(62)	—	(7)	—	—	—	—	—	—	—
Transfers (to) from the general account of GE Life and Annuity Assurance Company:
Death benefits	(596)	—	—	—	(876)	—	—	—	—	—
Surrenders	(846)	—	(974)	(2,095)	(350)	—	(60)	—	(58)	(1,444)
Loans	(2,944)	(85)	—	(2,271)	—	—	—	—	—	—
Cost of insurance and administrative expenses (note 4a)	(104,389)	(31,212)	(22,785)	(9,569)	(8,619)	(3,938)	(9,376)	(1,045)	(10,957)	(5,039)
Transfers (to) from the Guarantee Account	342	(458)	(113)	64	73	(8)	(137)	(51)	3	1
Transfers (to) from other subaccounts	89,219	168,984	7,729	58,865	4,062	10,429	5,412	517	4,469	3,691

Increase (decrease) in net assets from capital transactions (note 5)	516,576	435,373	52,128	121,615	27,702	24,776	30,934	7,648	22,529	28,701

Increase (decrease) in net assets	333,842	432,506	10,984	115,170	15,199	23,869	29,864	8,032	11,436	26,586
Net assets at beginning of year	432,506	—	115,203	33	23,869	—	8,032	—	26,620	34

Net assets at end of year	$766,348	432,506	126,187	115,203	39,068	23,869	37,896	8,032	38,056	26,620

Changes in units (note 5):
Units purchased	65,956	45,670	14,036	18,174	6,258	3,815	4,412	1,029	5,759	4,865
Units redeemed	(11,484)	(3,059)	(4,389)	(1,869)	(1,644)	(523)	(1,028)	(123)	(1,891)	(896)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	54,472	42,611	9,647	16,305	4,614	3,292	3,384	906	3,868	3,969

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares		Federated High Income Bond Fund II — Primary Shares		Federated High Income Bond Fund II — Service Shares		Federated International Small Company Fund II		Federated Utility Fund II
	Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from March 27, 2001 to December 31, 2001	Year ended December 31, 2002	Period from February 6, 2001 to December 31, 2001	Year ended December 31,
	2002	2001	2002	2001					2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$3,659	4,799	46,641	40,527	3,733	(118)	(161)	(34)	18,745	11,710
Net realized gain (loss)	(111,282)	(8,386)	(41,170)	(19,309)	(1,081)	(78)	(273)	(40)	(78,301)	(12,211)
Unrealized appreciation (depreciation) on investments	(69,027)	(44,740)	(2,520)	(24,033)	(2,475)	(419)	(4,146)	404	(52,455)	(70,258)
Capital gain distributions	—	4,548	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(176,650)	(43,779)	2,951	(2,815)	177	(615)	(4,580)	330	(112,011)	(70,759)

From capital transactions:
Net premiums	104,584	204,398	107,813	121,671	58,834	17,541	12,611	21,728	45,912	122,890
Loan interest	(2,058)	(180)	(1,444)	2	—	—	—	—	(54)	(17)
Transfers (to) from the general account of GE Life and Annuity Assurance Company:
Death benefits	(104,469)	—	—	—	—	—	—	—	—	—
Surrenders	(45,619)	(64,962)	(34,373)	(15,555)	(125)	—	—	—	(76,212)	(1,751)
Loans	69,592	(29,813)	53,436	(10,255)	—	—	—	—	(2,927)	(21,789)
Cost of insurance and administrative expenses (note 4a)	(71,416)	(76,221)	(69,468)	(49,338)	(13,624)	(3,143)	(2,606)	(556)	(38,946)	(39,623)
Transfers (to) from the Guarantee Account	6,225	2,093	2	128	77	(357)	49	157	13,077	(2,527)
Transfers (to) from other subaccounts	3,734	108,765	69,312	79,362	1,932	21,382	823	116	3,630	37,805

Increase (decrease) in net assets from capital transactions (note 5)	(39,427)	144,080	125,278	126,015	47,094	35,423	10,877	21,445	(55,520)	94,988

Increase (decrease) in net assets	(216,077)	100,301	128,229	123,200	47,271	34,808	6,297	21,775	(167,531)	24,229
Net assets at beginning of year	806,050	705,749	468,223	345,023	34,808	—	21,775	—	451,135	426,906

Net assets at end of year	$589,973	806,050	596,452	468,223	82,079	34,808	28,072	21,775	283,604	451,135

Changes in units (note 5):
Units purchased	13,649	17,053	15,873	13,356	6,454	4,054	2,365	3,729	3,600	9,290
Units redeemed	(17,151)	(9,321)	(7,248)	(4,992)	(1,460)	(327)	(459)	(94)	(8,585)	(3,652)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	(3,502)	7,732	8,625	8,364	4,994	3,727	1,906	3,635	(4,985)	5,638

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Fidelity Variable Insurance Products Fund (“VIP”)
	VIP Equity- Income Portfolio		VIP Equity- Income Portfolio — Service Class 2		VIP Growth Portfolio		VIP Growth Portfolio — Service Class 2		VIP Overseas Portfolio
	Year ended December 31,		Year ended December 31, 2002	Period from January 24, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from January 24, 2001 to December 31, 2001	Year ended December 31,
	2002	2001			2002	2001			2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$73,921	74,342	1,474	(650)	(29,725)	(55,883)	(3,045)	(1,483)	1,756	91,586
Net realized gain (loss)	(341,712)	(18,170)	(20,439)	(1,555)	(1,045,717)	(617,911)	(34,243)	(4,153)	(286,045)	(138,056)
Unrealized appreciation (depreciation) on investments	(1,254,387)	(877,761)	(70,983)	(1,137)	(1,469,114)	(1,874,368)	(168,528)	(15,912)	(75,174)	(619,667)
Capital gain distributions	167,093	363,289	5,936	86	—	662,803	—	30	—	167,022

Increase (decrease) in net assets from operations	(1,355,085)	(458,300)	(84,012)	(3,256)	(2,544,556)	(1,885,359)	(205,816)	(21,518)	(359,463)	(499,115)

From capital transactions:
Net premiums	839,089	1,118,104	290,251	182,605	1,080,606	1,529,238	449,108	304,507	244,501	331,330
Loan interest	(13,644)	(11,426)	(99)	—	(12,502)	(8,246)	67	—	(2,509)	(2,307)
Transfers (to) from the general account of GE Life and Annuity Assurance Company:
Death benefits	(25,663)	(1,602)	—	—	(75,913)	(479)	—	—	(471)	(1,189)
Surrenders	(537,604)	(194,252)	(624)	(1,595)	(458,545)	(331,207)	(26,366)	(726)	(139,132)	(71,236)
Loans	32,185	(97,491)	2,173	(83)	(10,294)	(72,721)	783	(2,211)	33,052	(26,364)
Cost of insurance and administrative expenses (note 4a)	(639,715)	(606,262)	(62,981)	(17,063)	(683,349)	(764,274)	(87,874)	(34,692)	(141,084)	(145,824)
Transfers (to) from the Guarantee Account	5,921	(3,345)	(202)	(2,452)	13,363	14,290	(1,677)	420	(293)	(1,352)
Transfers (to) from other subaccounts	(36,416)	265,741	55,089	93,570	(323,135)	(63,123)	41,335	187,635	(58,011)	(41,347)

Increase (decrease) in net assets from capital transactions (note 5)	(375,847)	469,467	283,607	254,982	(469,769)	303,478	375,376	454,933	(63,947)	41,711

Increase (decrease) in net assets	(1,730,932)	11,167	199,595	251,726	(3,014,325)	(1,581,881)	169,560	433,415	(423,410)	(457,404)
Net assets at beginning of year	7,758,132	7,746,965	251,726	—	8,378,897	9,960,778	433,415	—	1,756,019	2,213,423

Net assets at end of year	$6,027,200	7,758,132	451,321	251,726	5,364,572	8,378,897	602,975	433,415	1,332,609	1,756,019

Changes in units (note 5):
Units purchased	21,541	27,421	37,039	27,669	24,706	21,062	75,524	65,820	13,287	7,663
Units redeemed	(30,968)	(18,052)	(6,790)	(1,877)	(35,753)	(17,079)	(17,548)	(5,032)	(16,335)	(6,667)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	(9,427)	9,369	30,249	25,792	(11,047)	3,983	57,976	60,788	(3,048)	996

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Fidelity Variable Insurance Products Fund II (“VIP II”)						Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP II Asset ManagerSM Portfolio		VIP II Contrafund® Portfolio		VIP II Contrafund® Portfolio — Service Class 2		VIP III Growth & Income Portfolio		VIP III Growth & Income Portfolio — Service Class 2		VIP III Growth Opportunities Portfolio		VIP III Mid Cap Portfolio — Service Class 2
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from January 18, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001			2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$122,239	150,241	6,534	5,207	(591)	(507)	7,059	6,770	659	(388)	1,388	(1,456)	(790)	(277)
Net realized gain (loss)	(179,545)	(92,739)	(302,619)	(250,115)	(4,581)	(796)	(147,734)	(48,530)	(6,596)	(459)	(50,841)	(47,931)	(4,285)	(197)
Unrealized appreciation (depreciation) on investments	(327,106)	(351,254)	(329,479)	(758,337)	(29,449)	2,083	(148,095)	(134,587)	(20,905)	(800)	(42,459)	(19,350)	(29,396)	5,221
Capital gain distributions	—	67,666	—	167,353	—	3	—	51,628	—	3	—	—	—	—

Increase (decrease) in net assets from operations	(384,412)	(226,086)	(625,564)	(835,892)	(34,621)	783	(288,770)	(124,719)	(26,842)	(1,644)	(91,912)	(68,737)	(34,471)	4,747

From capital transactions:
Net premiums	373,254	419,495	797,726	1,165,439	285,056	177,998	422,828	456,163	98,511	104,157	86,264	181,609	291,970	93,186
Loan interest	(7,896)	(2,904)	(7,602)	(6,427)	(109)	—	(1,506)	(180)	—	—	(189)	(211)	(2)	—
Transfers (to) from the general account of GE Life and Annuity Assurance Company:
Death benefits	(3,105)	(1,952)	(3,449)	(15,585)	—	—	—	(14,248)	—	—	—	(3,491)	—	—
Surrenders	(170,574)	(297,502)	(215,407)	(180,932)	(1,502)	(97)	(73,237)	(57,727)	(13,244)	—	(15,233)	(17,866)	(482)	—
Loans	9,086	(8,657)	(25,636)	(43,956)	(1,721)	—	(1,674)	(24,862)	—	—	(8,593)	5,378	(2,625)	—
Cost of insurance and administrative expenses (note 4a)	(281,231)	(275,158)	(591,119)	(561,176)	(70,109)	(22,266)	(208,390)	(201,914)	(29,672)	(11,954)	(57,105)	(64,050)	(59,548)	(10,455)
Transfers (to) from the Guarantee Account	422	4,408	15,678	(6,607)	(1,355)	174	(689)	1,017	89	(763)	(1,201)	329	378	(1,637)
Transfers (to) from other subaccounts	(77,126)	(35,466)	(34,274)	193,659	66,331	35,345	73,151	34,649	9,743	27,502	(15,000)	(8,050)	95,779	32,364

Increase (decrease) in net assets from capital transactions (note 5)	(157,170)	(197,736)	(64,083)	544,415	276,591	191,154	210,483	192,898	65,427	118,942	(11,057)	93,648	325,470	113,458

Increase (decrease) in net assets	(541,582)	(423,822)	(689,647)	(291,477)	241,970	191,937	(78,287)	68,179	38,585	117,298	(102,969)	24,911	290,999	118,205
Net assets at beginning of year	4,081,481	4,505,303	5,925,678	6,217,155	191,971	34	1,348,459	1,280,280	117,298	—	416,265	391,354	118,239	34

Net assets at end of year	$3,539,899	4,081,481	5,236,031	5,925,678	433,941	191,971	1,270,172	1,348,459	155,883	117,298	313,296	416,265	409,238	118,239

Changes in units (note 5):
Units purchased	14,638	14,875	40,656	46,883	44,427	26,470	29,091	31,971	13,692	15,018	9,825	15,140	42,232	13,474
Units redeemed	(20,671)	(22,043)	(44,703)	(27,875)	(9,285)	(2,774)	(16,705)	(19,472)	(5,428)	(1,363)	(10,947)	(7,584)	(6,818)	(1,122)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	(6,033)	(7,168)	(4,047)	19,008	35,142	23,696	12,386	12,499	8,264	13,655	(1,122)	7,556	35,414	12,352

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	GE Investments Funds, Inc.
	Global Income Fund		Income Fund		International Equity Fund		Mid-Cap Value Equity Fund		Money Market Fund		Premier Growth Equity Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$136	(953)	58,341	31,953	2,294	1,329	3,480	1,957	85,546	261,435	(6,341)	(4,635)
Net realized gain (loss)	2,915	(439)	16,550	8,257	(62,002)	(23,637)	(35,184)	11,651	—	—	(96,914)	(31,948)
Unrealized appreciation (depreciation) on investments	23,591	(2,041)	8,676	4,061	(62,868)	(69,841)	(215,406)	(51,905)	(1)	—	(137,393)	(63,850)
Capital gain distributions	—	—	28,513	—	—	1,787	8,675	49,463	61	—	5	27,619

Increase (decrease) in net assets from operations	26,642	(3,433)	112,080	44,271	(122,576)	(90,362)	(238,435)	11,166	85,606	261,435	(240,643)	(72,814)

From capital transactions:
Net premiums	24,465	49,071	139,754	218,541	108,065	163,122	568,716	440,256	4,986,265	10,363,439	403,028	452,145
Loan interest	(31)	—	(2,844)	241	(82)	94	(851)	720	14,750	(1,929)	(459)	(442)
Transfers (to) from the general account of GE Life and Annuity Assurance Company:
Death benefits	(30,396)	—	—	—	—	—	(83,832)	(9,928)	(22,442)	(18,829)	—	—
Surrenders	(3,771)	(231)	(30,171)	(19,467)	(4,876)	1,521	(46,875)	(6,251)	(964,897)	(525,461)	(43,790)	(6,043)
Loans	(3,471)	(168)	(8,989)	(65,525)	789	(2,509)	(3,103)	(4,587)	5,925	(416,073)	(11,413)	(22,764)
Cost of insurance and administrative expenses (note 4a)	(20,841)	(13,499)	(134,837)	(62,355)	(43,355)	(35,400)	(192,708)	(122,026)	(1,250,385)	(973,595)	(181,471)	(143,575)
Transfers (to) from the Guarantee Account	226	12	(158)	540	317	(407)	24,874	(5,375)	(92,637)	28,566	968	(2,700)
Transfers (to) from other subaccounts	115,151	3,620	1,545,345	109,924	81,561	25,090	72,598	314,907	(407,465)	(6,345,494)	100,458	124,023

Increase (decrease) in net assets from capital transactions (note 5)	81,332	38,805	1,508,100	181,899	142,419	151,511	338,819	607,716	2,269,114	2,110,624	267,321	400,644

Increase (decrease) in net assets	107,974	35,372	1,620,180	226,170	19,843	61,149	100,384	618,882	2,354,720	2,372,059	26,678	327,830
Net assets at beginning of year	138,848	103,476	771,039	544,869	426,036	364,887	1,404,439	785,557	9,811,156	7,439,097	945,780	617,950

Net assets at end of year	$246,822	138,848	2,391,219	771,039	445,879	426,036	1,504,823	1,404,439	12,165,876	9,811,156	972,458	945,780

Changes in units (note 5):
Units purchased	12,484	5,018	129,104	27,837	16,755	13,357	44,681	43,940	252,091	549,699	55,377	55,380
Units redeemed	(5,232)	(1,323)	(13,549)	(12,478)	(4,251)	(2,667)	(22,794)	(8,300)	(133,181)	(439,262)	(26,082)	(16,611)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	7,252	3,695	115,555	15,359	12,504	10,690	21,887	35,640	118,910	110,437	29,295	38,769

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	GE Investments Funds, Inc. (continued)
	Real Estate Securities Fund		S&P 500® Index Fund		Small-Cap Value Equity Fund		Total Return Fund		U.S. Equity Fund		Value Equity Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from February 6, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from February 8, 2001 to December 31, 2001
	2002	2001	2002	2001			2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$46,485	27,361	66,417	41,037	(643)	37	30,307	17,205	2,120	349	508	244
Net realized gain (loss)	22,200	21,020	(1,727,923)	(241,043)	(7,005)	138	(62,949)	(69,715)	(68,730)	(38,750)	(2,870)	(235)
Unrealized appreciation (depreciation) on investments	(162,755)	25,627	(1,101,313)	(1,390,103)	(35,175)	5,001	(174,796)	(168,952)	(159,840)	(64,708)	(21,062)	381
Capital gain distributions	63,157	9,374	17,816	142,797	1,618	2,827	17,857	22,821	—	4,651	—	—

Increase (decrease) in net assets from operations	(30,913)	83,382	(2,745,003)	(1,447,312)	(41,205)	8,003	(189,581)	(198,641)	(226,450)	(98,458)	(23,424)	390

From capital transactions:
Net premiums	199,114	180,106	3,328,185	3,715,507	299,643	88,486	232,709	473,317	309,599	339,189	109,363	63,094
Loan interest	(262)	(39)	(9,223)	(5,026)	(37)	—	(5,509)	(1,352)	(3,955)	(3,354)	—	—
Transfers (to) from the general account of GE Life and Annuity Assurance Company:
Death benefits	—	(5,470)	(95,258)	(3,222)	—	—	(5,887)	(14,229)	(1,588)	(413)	—	—
Surrenders	(11,354)	(27,417)	(468,397)	(343,512)	(238)	—	(52,014)	(2,358,024)	(50,147)	(7,880)	(1,120)	—
Loans	(4,510)	(1,285)	(33,701)	(118,177)	(2,628)	(1,095)	(21,797)	(66,062)	(10,082)	(8,626)	—	—
Cost of insurance and administrative expenses (note 4a)	(138,970)	(94,415)	(1,441,795)	(1,287,498)	(49,450)	(8,524)	(187,969)	(445,803)	(141,193)	(110,537)	(23,948)	(6,363)
Transfers (to) from the Guarantee Account	752	(120)	(61,607)	(8,482)	(813)	(1,564)	423	468	1,932	(3,744)	105	(199)
Transfers (to) from other subaccounts	215,422	129,420	(242,512)	765,706	32,556	19,639	135,478	29,095	(147,095)	142,407	15,203	18,310

Increase (decrease) in net assets from capital transactions (note 5)	260,192	180,780	975,692	2,715,296	279,033	96,942	95,434	(2,382,590)	(42,529)	347,042	99,603	74,842

Increase (decrease) in net assets	229,279	264,162	(1,769,311)	1,267,984	237,828	104,945	(94,147)	(2,581,231)	(268,979)	248,584	76,179	75,232
Net assets at beginning of year	970,193	706,031	11,513,231	10,245,247	104,945	—	1,835,803	4,417,034	1,281,796	1,033,212	75,232	—

Net assets at end of year	$1,199,472	970,193	9,743,920	11,513,231	342,773	104,945	1,741,656	1,835,803	1,012,817	1,281,796	151,411	75,232

Changes in units (note 5):
Units purchased	18,362	14,400	89,539	86,260	30,348	9,607	9,454	12,721	11,272	41,294	14,758	9,027
Units redeemed	(6,870)	(5,984)	(61,626)	(33,829)	(4,783)	(854)	(7,014)	(73,061)	(12,811)	(11,216)	(2,970)	(706)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	11,492	8,416	27,913	52,431	25,565	8,753	2,440	60,340	(1,539)	30,078	11,788	8,331

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Goldman Sachs Variable Insurance Trust (VIT)				Janus Aspen Series
	Goldman Sachs Growth and Income Fund		Goldman Sachs Mid Cap Value Fund		Aggressive Growth Portfolio		Aggressive Growth Portfolio — Service Shares		Balanced Portfolio
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from January 24, 2001 to December 31, 2001	Year ended December 31,
	2002	2001	2002	2001	2002	2001			2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$2,091	(256)	4,408	4,810	(26,810)	(39,597)	(1,077)	(421)	92,354	102,560
Net realized gain (loss)	(14,232)	(3,274)	(19,411)	36,070	(1,335,017)	(2,163,009)	(11,449)	(3,531)	(107,118)	(31,657)
Unrealized appreciation (depreciation) on investments	(2,257)	(7,580)	(125,348)	3,206	(2,285)	(945,349)	(35,419)	(15,833)	(374,750)	(345,870)
Capital gain distributions	—	—	4,397	58,096	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(14,398)	(11,110)	(135,954)	102,182	(1,364,112)	(3,147,955)	(47,945)	(19,785)	(389,514)	(274,967)

From capital transactions:
Net premiums	20,197	28,803	215,145	253,541	1,116,664	1,615,157	137,320	124,909	694,557	1,373,979
Loan interest	(109)	(18)	(2,876)	(1,001)	526	(4,092)	(3)	—	(6,733)	(3,730)
Transfers (to) from the general account of GE Life and Annuity Assurance Company:
Death benefits	—	—	(17,128)	—	(973)	(3,010)	—	—	(28,253)	(743)
Surrenders	(1,084)	(752)	(2,003)	(1,594)	(206,158)	(243,562)	(608)	(134)	(103,532)	(67,646)
Loans	236	63	(8,406)	(10,992)	9,706	(106,022)	(160)	—	36,222	(114,790)
Cost of insurance and administrative expenses (note 4a)	(16,522)	(14,523)	(147,890)	(74,000)	(533,842)	(641,796)	(38,572)	(18,502)	(540,149)	(461,382)
Transfers (to) from the Guarantee Account	124	33	3,045	(1,666)	2,307	34,140	(296)	(100)	(1,805)	(6,939)
Transfers (to) from other subaccounts	83,620	(797)	207,994	509,256	(332,348)	(384,463)	28,917	30,315	26,177	478,593

Increase (decrease) in net assets from capital transactions (note 5)	86,462	12,809	247,881	673,544	55,882	266,352	126,598	136,488	76,484	1,197,342

Increase (decrease) in net assets	72,064	1,699	111,927	775,726	(1,308,230)	(2,881,603)	78,653	116,703	(313,030)	922,375
Net assets at beginning of year	117,534	115,835	1,290,688	514,962	4,713,923	7,595,526	116,703	—	5,339,103	4,416,728

Net assets at end of year	$189,598	117,534	1,402,615	1,290,688	3,405,693	4,713,923	195,356	116,703	5,026,073	5,339,103

Changes in units (note 5):
Units purchased	14,874	3,779	26,910	66,238	45,151	48,709	43,773	32,269	30,006	77,582
Units redeemed	(2,532)	(2,106)	(11,339)	(7,605)	(42,992)	(41,706)	(10,360)	(3,874)	(26,903)	(27,149)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	12,342	1,673	15,571	58,633	2,159	7,003	33,413	28,395	3,103	50,433

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Janus Aspen Series (continued)
	Balanced Portfolio — Service Shares		Capital Appreciation Portfolio		Capital Appreciation Portfolio — Service Shares		Flexible Income Portfolio		Global Life Sciences Portfolio — Service Shares		Global Technology Portfolio — Service Shares
	Year ended December 31, 2002	Period from January 8, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from January 24, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31,		Year ended December 31,
			2002	2001			2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$13,763	5,460	(3,476)	17,380	(560)	171	26,381	25,731	(1,249)	(1,372)	(906)	18
Net realized gain (loss)	(13,777)	(1,637)	(383,581)	(389,507)	(3,746)	(1,703)	4,255	3,126	(9,052)	(11,785)	(35,755)	(35,371)
Unrealized appreciation (depreciation) on investments	(70,771)	(8,116)	(98,199)	(485,835)	(23,171)	(5,044)	28,624	518	(53,578)	(21,957)	(32,533)	(26,150)
Capital gain distributions	—	—	—	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(70,785)	(4,293)	(485,256)	(857,962)	(27,477)	(6,576)	59,260	29,375	(63,879)	(35,114)	(69,194)	(61,503)

From capital transactions:
Net premiums	639,428	461,037	671,363	968,237	104,565	122,926	114,685	172,767	46,319	108,333	60,334	88,650
Loan interest	(73)	—	(2,653)	(1,779)	(16)	—	(408)	(134)	(173)	(12)	(85)	(2)
Transfers (to) from the general account of GE Life and Annuity Assurance Company:
Death benefits	(965)	—	(46,431)	(15,260)	—	—	—	—	—	—	—	—
Surrenders	(51,778)	(2,029)	(121,949)	(101,282)	—	—	(18,678)	(47,768)	(727)	(78,530)	(4,324)	(2,622)
Loans	3,925	—	(10,215)	(24,473)	(2,827)	—	2,746	(17,845)	(3,682)	(9,201)	(2,887)	4,544
Cost of insurance and administrative expenses (note 4a)	(126,853)	(39,915)	(343,897)	(397,429)	(33,026)	(12,027)	(62,997)	(43,837)	(21,616)	(16,873)	(21,430)	(15,188)
Transfers (to) from the Guarantee Account	2,805	(1,868)	(352)	7,853	(580)	(1,071)	(94)	339	(190)	799	(1,266)	(626)
Transfers (to) from other subaccounts	64,187	149,570	(201,850)	(210,102)	29,177	19,510	228,576	90,637	25,589	30,827	27,376	(4,188)

Increase (decrease) in net assets from capital transactions (note 5)	530,676	566,795	(55,984)	225,765	97,293	129,338	263,830	154,159	45,520	35,343	57,718	70,568

Increase (decrease) in net assets	459,891	562,502	(541,240)	(632,197)	69,816	122,762	323,090	183,534	(18,359)	229	(11,476)	9,065
Net assets at beginning of year	562,502	—	2,975,951	3,608,148	122,762	—	497,920	314,386	197,717	197,488	145,147	136,082

Net assets at end of year	$1,022,393	562,502	2,434,711	2,975,951	192,578	122,762	821,010	497,920	179,358	197,717	133,671	145,147

Changes in units (note 5):
Units purchased	78,387	65,722	39,376	36,394	19,556	20,983	21,026	17,732	9,658	14,627	28,060	18,557
Units redeemed	(19,851)	(4,514)	(42,639)	(28,203)	(5,245)	(1,771)	(4,988)	(7,377)	(3,519)	(10,996)	(9,190)	(4,380)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	58,536	61,208	(3,263)	8,191	14,311	19,212	16,038	10,355	6,139	3,631	18,870	14,177

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Janus Aspen Series (continued)
	Growth Portfolio		Growth Portfolio — Service Shares		International Growth Portfolio		International Growth Portfolio — Service Shares		Worldwide Growth Portfolio		Worldwide Growth Portfolio — Service Shares
	Year ended December 31,		Year ended December 31, 2002	Period from February 9, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from February 8, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from January 24, 2001 to December 31, 2001
	2002	2001			2002	2001			2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(36,155)	(43,774)	(959)	(302)	3,698	10,181	182	147	13,675	(21,164)	91	(263)
Net realized gain (loss)	(919,591)	(504,796)	(12,046)	(2,304)	(403,922)	(248,523)	(12,288)	(1,167)	(837,311)	(336,670)	(12,658)	(2,767)
Unrealized appreciation (depreciation) on investments	(706,608)	(1,497,702)	(32,212)	(14,119)	(317,468)	(518,693)	(29,126)	(8,121)	(1,347,556)	(2,197,594)	(58,058)	(9,532)
Capital gain distributions	—	13,341	—	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(1,662,354)	(2,032,931)	(45,217)	(16,725)	(717,692)	(757,035)	(41,232)	(9,141)	(2,171,192)	(2,555,428)	(70,625)	(12,562)

From capital transactions:
Net premiums	1,080,281	1,545,485	95,086	88,364	481,352	803,114	113,549	46,389	1,244,592	1,902,711	191,707	118,480
Loan interest	(5,471)	(2,082)	(143)	—	(3,030)	(2,914)	(54)	—	(7,148)	(2,953)	(1)	—
Transfers (to) from the general account of GE Life and Annuity Assurance Company:
Death benefits	(4,194)	(14,408)	—	—	(71,261)	(2,191)	(1,515)	—	(5,637)	(11,145)	(593)	—
Surrenders	(248,131)	(245,713)	(9,534)	—	(117,703)	(28,009)	(916)	—	(352,037)	(352,727)	(6,416)	(45)
Loans	(1,165)	(85,943)	(2,877)	—	(30,469)	(66,806)	(176)	—	(18,399)	(107,938)	(213)	—
Cost of insurance and administrative expenses (note 4a)	(587,319)	(649,561)	(31,170)	(15,092)	(288,439)	(294,056)	(23,019)	(8,842)	(785,657)	(878,111)	(44,293)	(18,421)
Transfers (to) from the Guarantee Account	4,035	(1,966)	(352)	(750)	25,942	(5,906)	225	655	39,025	7,048	205	(1,256)
Transfers (to) from other subaccounts	(416,652)	(160,612)	578	74,307	(221,851)	231,711	21,666	84,668	(607,412)	(227,079)	42,212	67,045

Increase (decrease) in net assets from capital transactions (note 5)	(178,616)	385,200	51,588	146,829	(225,457)	634,943	109,760	122,870	(492,673)	329,806	182,608	165,803

Increase (decrease) in net assets	(1,840,970)	(1,647,731)	6,371	130,104	(943,149)	(122,092)	68,528	113,729	(2,663,865)	(2,225,622)	111,983	153,241
Net assets at beginning of year	6,041,223	7,688,954	130,104	—	2,698,643	2,820,735	113,729	—	8,529,220	10,754,842	153,241	—

Net assets at end of year	$4,200,253	6,041,223	136,475	130,104	1,755,494	2,698,643	182,257	113,729	5,865,355	8,529,220	265,224	153,241

Changes in units (note 5):
Units purchased	76,583	53,354	16,994	23,243	33,388	47,926	20,378	18,451	54,750	56,499	37,003	25,476
Units redeemed	(89,531)	(39,998)	(7,767)	(2,156)	(50,826)	(18,246)	(3,870)	(1,245)	(78,123)	(46,915)	(8,136)	(2,536)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	(12,948)	13,366	9,227	21,087	(17,438)	29,680	16,508	17,206	(23,373)	9,584	28,867	22,940

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	MFS® Variable Insurance Trust
	MFS® Investors Growth Stock Series — Service Class Shares		MFS® Investors Trust Series — Service Class Shares		MFS® New Discovery Series — Service Class Shares		MFS® Utilities Series — Service Class Shares
	Year ended December 31, 2002	Period from January 23, 2001 to December 31, 2001	Year ended December 31, 2002	Period from February 14, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from March 14, 2001 to December 31, 2001
					2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(695)	(133)	(230)	(184)	(825)	(148)	3,013	1,466
Net realized gain (loss)	(5,262)	(319)	(3,002)	(331)	(5,792)	(261)	(21,871)	(4,518)
Unrealized appreciation (depreciation) on investments	(27,178)	3,183	(15,965)	(1,568)	(44,296)	5,912	(30,887)	(30,109)
Capital gain distributions	—	34	—	190	—	23	—	5,580

Increase (decrease) in net assets from operations	(33,135)	2,765	(19,197)	(1,893)	(50,913)	5,526	(49,745)	(27,581)

From capital transactions:
Net premiums	102,212	62,346	45,468	57,502	106,791	42,247	114,752	151,260
Loan interest	(31)	—	(16)	—	—	—	4	—
Transfers (to) from the general account of GE Life and Annuity Assurance Company:
Death benefits	—	—	—	—	—	—	(847)	—
Surrenders	(45)	—	(10)	—	(1,068)	—	(385)	—
Loans	—	—	(2,797)	—	—	—	(271)	(968)
Cost of insurance and administrative expenses (note 4a)	(20,690)	(5,558)	(10,868)	(4,881)	(19,036)	(5,541)	(38,772)	(23,623)
Transfers (to) from the Guarantee Account	(11)	(263)	60	591	(752)	(28)	(48)	448
Transfers (to) from other subaccounts	(9,773)	14,701	(2,203)	21,467	47,370	24,739	(3,324)	89,620

Increase (decrease) in net assets from capital transactions (note 5)	71,662	71,226	29,634	74,679	133,305	61,417	71,109	216,737

Increase (decrease) in net assets	38,527	73,991	10,437	72,786	82,392	66,943	21,364	189,156
Net assets at beginning of year	73,991	—	72,786	—	66,979	36	189,156	—

Net assets at end of year	$112,518	73,991	83,223	72,786	149,371	66,979	210,520	189,156

Changes in units (note 5):
Units purchased	17,723	12,268	6,308	9,590	19,752	8,606	18,639	28,858
Units redeemed	(5,295)	(885)	(2,205)	(593)	(2,576)	(712)	(7,058)	(2,946)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	12,428	11,383	4,103	8,997	17,176	7,894	11,581	25,912

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA		Oppenheimer Bond Fund/VA		Oppenheimer Capital Appreciation Fund/VA		Oppenheimer Global Securities Fund/VA — Service Shares		Oppenheimer High Income Fund/VA		Oppenheimer Main Street Growth & Income Fund/VA — Service Shares		Oppenheimer Multiple Strategies Fund/VA
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from January 8, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from January 8, 2001 to December 31, 2001	Year ended December 31,
	2002	2001	2002	2001	2002	2001			2002	2001			2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(377)	13,079	74,050	53,360	(3,681)	(5,081)	(580)	(450)	278,329	278,714	(558)	(559)	38,601	41,783
Net realized gain (loss)	(763,295)	(867,864)	(17,377)	283	(469,729)	(57,828)	(10,239)	(2,033)	(209,052)	(64,193)	(8,741)	(843)	(57,646)	(16,984)
Unrealized appreciation (depreciation) on investments	(479,208)	(2,024,100)	38,443	1,054	(1,078,296)	(1,272,757)	(48,243)	(2,527)	(167,217)	(185,472)	(52,934)	(2,536)	(161,485)	(74,627)
Capital gain distributions	—	759,549	—	—	—	521,076	—	2,295	—	—	—	—	19,867	69,177

Increase (decrease) in net assets from operations	(1,242,880)	(2,119,336)	95,116	54,697	(1,551,706)	(814,590)	(59,062)	(2,715)	(97,940)	(29,049)	(62,233)	(3,938)	(160,663)	19,349

From capital transactions:
Net premiums	692,376	1,125,573	205,575	189,923	694,509	1,071,529	168,446	145,286	246,551	393,755	263,367	144,665	165,778	259,724
Loan interest	(6,468)	(7,533)	(1,044)	(546)	(7,268)	(4,811)	(18)	—	(4,350)	(1,623)	—	—	(1,050)	(362)
Transfers (to) from the general account of GE Life and Annuity Assurance Company:
Death benefits	(13,712)	(500)	(42,171)	—	(1,142)	(12,006)	—	—	(51,686)	—	(1,780)	—	—	—
Surrenders	(253,846)	(213,564)	(25,058)	(22,364)	(277,407)	(94,578)	(721)	(1,649)	(98,898)	(48,712)	(2,258)	—	(66,822)	(189,587)
Loans	(2,893)	(170,906)	(30,489)	(2,681)	1,150	(75,457)	—	(1,703)	(3,496)	(35,396)	(351)	—	(4,586)	(3,177)
Cost of insurance and administrative expenses (note 4a)	(406,525)	(458,349)	(148,526)	(103,621)	(454,033)	(471,327)	(44,841)	(15,634)	(218,106)	(208,105)	(57,914)	(19,487)	(124,573)	(116,135)
Transfers (to) from the Guarantee Account	6,738	11	(1,160)	688	8,948	(2,636)	267	327	(1,527)	1,304	115	(139)	(1,918)	(2,575)
Transfers (to) from other subaccounts	(612,595)	(97,295)	223,894	254,818	(277,249)	381,762	15,941	58,488	(84,978)	61,293	29,808	53,086	21,414	115,190

Increase (decrease) in net assets from capital transactions (note 5)	(596,925)	177,437	181,021	316,217	(312,492)	792,476	139,074	185,115	(216,490)	162,516	230,987	178,125	(11,757)	63,078

Increase (decrease) in net assets	(1,839,805)	(1,941,899)	276,137	370,914	(1,864,198)	(22,114)	80,012	182,400	(314,430)	191,565	168,754	174,187	(172,420)	82,427
Net assets at beginning of year	4,773,642	6,715,541	1,101,895	730,981	5,581,065	5,603,179	182,400	—	2,972,240	2,780,675	174,187	—	1,393,582	1,311,155

Net assets at end of year	$2,933,837	4,773,642	1,378,032	1,101,895	3,716,867	5,581,065	262,412	182,400	2,657,810	2,972,240	342,941	174,187	1,221,162	1,393,582

Changes in units (note 5):
Units purchased	15,716	24,303	15,315	17,175	15,967	20,862	24,378	23,945	7,726	12,928	38,797	24,123	10,911	9,622
Units redeemed	(29,419)	(20,472)	(8,818)	(4,990)	(23,345)	(9,448)	(6,014)	(2,231)	(14,447)	(8,348)	(8,245)	(2,377)	(11,484)	(7,937)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	(13,703)	3,831	6,497	12,185	(7,378)	11,414	18,364	21,714	(6,721)	4,580	30,552	21,746	(573)	1,685

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	PBHG Insurance Series Fund, Inc.				PIMCO Variable Insurance Trust
	PBHG Growth II Portfolio		PBHG Large Cap Growth Portfolio		Foreign Bond Portfolio —Administrative Class Shares		High Yield Portfolio —Administrative Class Shares		Long-Term U.S. Government Portfolio — Administrative Class Shares		Total Return Portfolio — Administrative Class Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from February 8, 2001 to December 31, 2001	Year ended December 31, 2002	Period from February 9, 2001 to December 31, 2001	Year ended December 31, 2002	Period from February 6, 2001 to December 31, 2001
	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(4,467)	(5,539)	(4,789)	(5,924)	501	94	9,756	1,505	9,385	1,413	17,080	1,389
Net realized gain (loss)	(246,955)	(317,919)	(112,067)	(126,586)	110	16	(3,060)	(200)	2,442	34	1,520	76
Unrealized appreciation (depreciation) on investments	10,369	(176,939)	(132,047)	(194,777)	770	35	(6,663)	(875)	9,838	(4,415)	18,508	(1,726)
Capital gain distributions	—	—	—	—	120	—	—	—	20,582	3,287	9,747	2,082

Increase (decrease) in net assets from operations	(241,053)	(500,397)	(248,903)	(327,287)	1,501	145	33	430	42,247	319	46,855	1,821

From capital transactions:
Net premiums	146,274	234,038	173,481	324,499	23,415	6,661	150,326	43,002	338,029	56,723	533,749	60,277
Loan interest	(1,148)	(163)	(805)	(504)	(13)	—	(6)	—	(263)	—	(53)	—
Transfers (to) from the general account of GE Life and Annuity Assurance Company:
Death benefits	—	(16,064)	(3,984)	—	—	—	—	—	—	—	—	—
Surrenders	(21,776)	(3,643)	(9,693)	(13,885)	(258)	—	(1,027)	—	(763)	—	(955)	—
Loans	194	(13,168)	(11,965)	(24,922)	(564)	(84)	755	(56)	(10,006)	—	(924)	—
Cost of insurance and administrative expenses (note 4a)	(84,810)	(87,140)	(103,339)	(126,880)	(5,522)	(1,326)	(23,211)	(6,271)	(46,009)	(8,853)	(59,301)	(7,086)
Transfers (to) from the Guarantee Account	579	789	936	(7,189)	(60)	10	(3,234)	(135)	3,475	(1,195)	76	(46)
Transfers (to) from other subaccounts	66,774	166,207	(37,689)	182,683	6,215	2,587	15,654	10,856	64,489	51,636	183,688	58,827

Increase (decrease) in net assets from capital transactions (note 5)	106,087	280,856	6,942	333,802	23,213	7,848	139,257	47,396	348,952	98,311	656,280	111,972

Increase (decrease) in net assets	(134,966)	(219,541)	(241,961)	6,515	24,714	7,993	139,290	47,826	391,199	98,630	703,135	113,793
Net assets at beginning of year	741,474	961,015	806,025	799,510	7,993	—	47,826	—	98,630	—	113,793	—

Net assets at end of year	$606,508	741,474	564,064	806,025	32,707	7,993	187,116	47,826	489,829	98,630	816,928	113,793

Changes in units (note 5):
Units purchased	25,073	22,357	14,173	20,205	2,615	853	16,742	5,441	33,035	9,454	64,969	10,842
Units redeemed	(12,667)	(6,713)	(14,306)	(6,621)	(561)	(130)	(2,434)	(639)	(4,681)	(772)	(5,533)	(645)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	12,406	15,644	(133)	13,584	2,054	723	14,308	4,802	28,354	8,682	59,436	10,197

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Rydex Variable Trust		Salomon Brothers Variable Series Funds Inc						Van Kampen Life Investment Trust
	OTC Fund		Investors Fund		Strategic Bond Fund		Total Return Fund		Comstock Portfolio — Class II Shares	Emerging Growth Portfolio — Class II Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Period from May 1, 2002 to December 31, 2002	Period from May 1, 2002 to December 31, 2002
	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(215)	(77)	2,643	897	20,121	10,206	1,320	1,035	(7)	—
Net realized gain (loss)	(4,078)	(710)	(85,064)	(6,871)	2,816	1,040	(6,565)	(93)	316	(3)
Unrealized appreciation (depreciation) on investments	(11,031)	(657)	(121,129)	(46,707)	10,293	(656)	(5,710)	(356)	(12)	(12)
Capital gain distributions	—	—	—	7,551	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(15,324)	(1,444)	(203,550)	(45,130)	33,230	10,590	(10,955)	586	297	(15)

From capital transactions:
Net premiums	37,971	18,451	40,687	83,234	67,882	115,354	24,762	41,452	4,145	373
Loan interest	2	—	(229)	(66)	—	(429)	(32)	—	—	—
Transfers (to) from the general account of GE Life and Annuity Assurance Company:
Death benefits	—	—	—	—	(15,939)	—	—	—	—	—
Surrenders	—	—	(10,810)	(523)	(8,061)	(51)	(680)	—	—	—
Loans	755	(966)	(957)	606	(985)	2,000	(2,483)	—	—	—
Cost of insurance and administrative expenses (note 4a)	(7,749)	(3,557)	(53,102)	(41,946)	(41,750)	(20,135)	(15,248)	(5,469)	(560)	(113)
Transfers (to) from the Guarantee Account	194	484	47	(739)	247	281	159	(55)	9	(1)
Transfers (to) from other subaccounts	301	7,976	2,709	412,197	162,844	93,331	85,281	18,047	116	—

Increase (decrease) in net assets from capital transactions (note 5)	31,474	22,388	(21,655)	452,763	164,238	190,351	91,759	53,975	3,710	259

Increase (decrease) in net assets	16,150	20,944	(225,205)	407,633	197,468	200,941	80,804	54,561	4,007	244
Net assets at beginning of year	20,967	23	782,042	374,409	299,879	98,938	61,744	7,183	—	—

Net assets at end of year	$37,117	20,967	556,837	782,042	497,347	299,879	142,548	61,744	4,007	244

Changes in units (note 5):
Units purchased	11,959	6,063	7,285	31,711	19,527	18,683	9,833	5,332	568	47
Units redeemed	(2,374)	(1,038)	(10,927)	(2,719)	(5,648)	(1,828)	(1,648)	(490)	(75)	(14)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	9,585	5,025	(3,642)	28,992	13,879	16,855	8,185	4,842	493	33

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements

December 31, 2002

(1)	Description of Entity

GE Life & Annuity Separate Account II (the Account) is a separate investment account established in 1986 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable life insurance policies issued by GE Life & Annuity. GE Life & Annuity is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of GE Life & Annuity’s capital stock is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital Company (GE Capital). GE Capital, a diversified financial services company, is directly or indirectly, a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

During February 2002, 42 subaccounts were offered as Type III units when sales of policy forms P1258 and P1259 began. These subaccounts were previously offered as Type II units through policy form P1250.

During May 2002, two subaccounts were added to the Account for Type II and Type III units (See note 2b). These subaccounts invest in the Van Kampen Life Investment Trust — Comstock Portfolio — Class II Shares and the Van Kampen Life Investment Trust — Emerging Growth Portfolio — Class II Shares.

During 2002, AIM Variable Insurance Funds changed the name of its AIM V. I. Value Fund — Series I Shares to AIM V. I. Premier Equity Fund — Series I Shares. In addition, PIMCO Variable Insurance Trust changed the name of its High Yield Bond Portfolio — Administrative Class Shares to High Yield Portfolio — Administrative Class Shares, its Long-Term U. S. Government Bond Portfolio — Administrative Class Shares to Long-Term U. S. Government Portfolio — Administrative Class Shares, and its Total Return Bond Portfolio — Administrative Class Shares to Total Return Portfolio — Administrative Class Shares.

During 2001, MFS® Variable Insurance Trust changed the name of its MFS® Growth Series — Service Class Shares to MFS® Investors Growth Stock Series — Service Class Shares and its MFS® Growth With Income Series — Service Class Shares to MFS® Investors Trust Series — Service Class Shares. In addition, AIM Variable Insurance Funds changed the name of its AIM V.I. Telecommunications Fund — Series I Shares to AIM V.I. New Technology Fund — Series I Shares.

All designated portfolios are series type mutual funds.

(2)	Summary of Significant Accounting Policies

(a)  Investments

Investments are stated at fair market value, which is based on the underlying net asset value per share of the respective portfolios. Purchases and sales of investments are recorded on the trade date and distributions are recorded on the ex-dividend date. Certain 2001 distributions received from the Janus Funds have been reclassified from capital gain distributions to investment income in the current year’s presentation of the 2001 Statements of Changes in Net Assets and the 2001 Financial Highlights. Such reclassifications had no impact on net assets or net asset value per unit. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last Valuation Day in the applicable year or period.

(b)  Unit Class

There are three unit classes included in the Account. Type I units are sold under policy forms P1096 and P1251. Type II units are sold under policy forms P1250 and P1250CR. Type III units are sold under policy forms P1258 and P1259. An indefinite number of units in each class is authorized. Each unit type has its own expense structure.

(c)  Federal Income Taxes

The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

(d)  Use of Estimates

Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3)	Purchases and Sales of Investments

The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year ended December 31, 2002 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund — Series I Shares	$197,186	$144,975
AIM V.I. Growth Fund — Series I Shares	229,461	147,267
AIM V.I. Premier Equity Fund — Series I Shares	415,959	267,679
The Alger American Fund:
Alger American Growth Portfolio	1,438,507	1,906,169
Alger American Small Capitalization Portfolio	670,107	523,368
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B	714,890	171,559
Premier Growth Portfolio — Class B	103,648	52,244
Quasar Portfolio — Class B	44,902	15,760
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares	49,444	16,638
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	40,154	17,624
Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares	450,443	487,724
Federated High Income Bond Fund II — Primary Shares	354,549	183,369
Federated High Income Bond Fund II — Service Shares	69,232	18,379
Federated International Small Company Fund II	14,552	3,838
Federated Utility Fund II	120,500	157,669
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio	2,039,234	2,173,690
VIP Equity-Income Portfolio — Service Class 2	419,715	128,302
VIP Growth Portfolio	1,817,193	2,303,676
VIP Growth Portfolio — Service Class 2	526,831	154,417
VIP Overseas Portfolio	581,634	638,190
Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Asset ManagerSM Portfolio	852,322	886,561
VIP II Contrafund® Portfolio	1,442,045	1,499,267
VIP II Contrafund® Portfolio — Service Class 2	396,045	124,951

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio	$787,024	$570,530
VIP III Growth & Income Portfolio — Service Class 2	113,184	47,072
VIP III Growth Opportunities Portfolio	148,081	152,204
VIP III Mid Cap Portfolio — Service Class 2	420,978	93,737
GE Investments Funds, Inc.:
Global Income Fund	145,253	64,744
Income Fund	2,034,577	447,025
International Equity Fund	282,876	138,505
Mid-Cap Value Equity Fund	1,106,348	756,709
Money Market Fund	12,219,392	9,890,791
Premier Growth Equity Fund	682,743	428,247
Real Estate Securities Fund	769,782	410,034
S&P 500® Index Fund	8,363,377	7,323,682
Small-Cap Value Equity Fund	395,313	120,018
Total Return Fund	691,599	557,498
U.S. Equity Fund	398,873	446,411
Value Equity Fund	122,490	28,915
Goldman Sachs Variable Insurance Trust (VIT):
Goldman Sachs Growth and Income Fund	215,359	124,501
Goldman Sachs Mid Cap Value Fund	1,118,393	865,861
Janus Aspen Series:
Aggressive Growth Portfolio	1,379,878	1,340,892
Aggressive Growth Portfolio — Service Shares	171,304	45,946
Balanced Portfolio	1,244,779	1,051,841
Balanced Portfolio — Service Shares	793,806	249,437
Capital Appreciation Portfolio	929,422	995,084
Capital Appreciation Portfolio — Service Shares	148,638	51,952
Flexible Income Portfolio	479,293	193,192
Global Life Sciences Portfolio — Service Shares	86,521	40,440
Global Technology Portfolio — Service Shares	108,912	52,117
Growth Portfolio	1,376,006	1,587,422
Growth Portfolio — Service Shares	98,220	47,659
International Growth Portfolio	757,409	979,020
International Growth Portfolio — Service Shares	154,923	53,432
Worldwide Growth Portfolio	1,853,948	2,326,382
Worldwide Growth Portfolio — Service Shares	256,839	71,176
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares	107,985	35,888
MFS® Investors Trust Series — Service Class Shares	49,132	21,285
MFS® New Discovery Series — Service Class Shares	169,321	35,206
MFS® Utilities Series — Service Class Shares	148,808	77,426
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA	975,294	1,565,597
Oppenheimer Bond Fund/VA	1,165,204	922,991
Oppenheimer Capital Appreciation Fund/VA	1,307,466	1,619,620
Oppenheimer Global Securities Fund/VA — Service Shares	224,893	88,661

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Oppenheimer High Income Fund/VA	$780,057	$717,551
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	309,016	78,697
Oppenheimer Multiple Strategies Fund/VA	449,077	405,198
PBHG Insurance Series Fund, Inc.:
PBHG Growth II Portfolio	449,670	348,766
PBHG Large Cap Growth Portfolio	199,643	198,513
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares	32,667	8,798
High Yield Portfolio — Administrative Class Shares	188,491	39,201
Long-Term U.S. Government Portfolio — Administrative Class Shares	490,664	110,255
Total Return Portfolio — Administrative Class Shares	822,571	183,181
Rydex Variable Trust:
OTC Fund	43,457	12,231
Salomon Brothers Variable Series Funds Inc:
Investors Fund	239,942	260,637
Strategic Bond Fund	421,256	240,360
Total Return Fund	223,077	129,609
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares	10,696	6,993
Emerging Growth Portfolio — Class II Shares	407	149

(4)	Related Party Transactions

(a)  GE Life & Annuity

Type I Units (Policy P1251 and P1096)

Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable life insurance policies less deductions. For Policy P1251, deductions from premium depend on the initial specified amount. If the initial specified amount is $500,000 or more, a current deduction of 3.5% premium charge (5% maximum) is assessed from each premium payment before it is allocated to the subaccounts. If the initial specified amount is at $250,000 but less than $500,000, a current deduction of 6.5% premium charge (8% maximum) is assessed. For Policy P1096, a premium charge of 7.5% from each premium payment is assessed before the premium is allocated to the subaccounts. In addition, Policy P1096 has a deferred sales charge of up to 45% assessed over a nine year period of the designated premium for the insured’s age, gender, rate class, and specified amount at issue. This charge is deducted from the policy’s cash value in equal installments at the beginning of each of the policy years two through ten.

A Mortality and Expense Risk charge is deducted daily from the assets in the subaccounts attributable to the policies equal to an effective annual rate of .70% of the average daily net assets of the Account. This charge is for the mortality and expense risks that GE Life & Annuity assumes.

A monthly deduction is made on the policy date and on each monthly anniversary date from the policy assets. The monthly deduction for Policy P1251 consists of a cost of insurance charge, a policy charge of $5, an expense charge of up to $.20 per $1,000 of initial specified amount, an expense charge for any increase in specified amount of up to $.20 per $1,000 of increase and any charges for additional benefits added by riders to the policy. The monthly deduction for Policy P1096 consists of a cost of insurance charge, a current monthly administrative charge of $6 ($12 maximum) and any charges for additional benefits added by riders to the policy. If an increase in specified amount becomes effective, there will be a one-time charge (per increase) of $1.50 per $1,000 of increase included in the monthly deduction (not to exceed $300 per increase).

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

There will be a surrender charge if the policy is surrendered during the surrender period. For Policy P1251, the surrender charge is calculated by multiplying the surrender charge factors times the specified amount, divided by $1,000. That amount is then varied by issue age, gender, (where applicable) and rating class of each insured and by the number of months since the policy date. The surrender charge remains level for the first six policy years and then decreases uniformly each policy month to zero over the next ten policy years or until the younger insured attains age 100, whichever is earlier. The surrender charge will not exceed $60 per $1,000 of specified amount. For Policy P1096, if the policy is surrendered during the first nine policy years, a surrender charge will be deducted. The surrender charge is calculated by multiplying a factor times the initial specified amount, divided by 1,000. The surrender charge factor varies by age ranging from $2.50 for issue ages 0 through 30 to $7.50 at issue ages above 60, subject to a maximum charge of $500. The surrender charge remains level for the first five policy years and then decreases each year at the beginning of the policy years six through ten by 20% of the initial amount. There is an additional surrender charge in policy years one through nine equal to the uncollected deferred sales charge.

A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

A transfer charge of $10 is assessed for each transfer among subacounts after the first transfer made in any calendar month.

Type II Units (Policy Form P1250 and P1250CR)

Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable life insurance policies less deductions. For Policy P1250, a 3% charge from each premium (5% maximum) is assessed before it is allocated to the subaccounts. For Policy P1250CR, an 8% charge from each premium (10% maximum) is assessed before it is allocated to the subaccounts.

A Mortality and Expense Risk charge is deducted daily from the assets in the subaccounts attributable to the policies equal to an effective annual rate of .70% of the average daily net assets of the Account. This charge is for the mortality and expense risks that GE Life & Annuity assumes.

A monthly deduction is made on the policy date and on each monthly anniversary date from the policy assets. The monthly deduction consists of a cost of insurance charge, a policy charge of $12 in the first policy year ($15 for Policy P1250CR) and $6 per month thereafter ($12 maximum), and any charges for additional benefits added by riders to the policy. If an increase in specified amount becomes effective, there will be a one-time charge (per increase) of $1.50 per $1,000 of increase included in the monthly deduction (not to exceed $300 per increase).

There will be a surrender charge if the policy is surrendered during the surrender period. The surrender charge is calculated by multiplying the surrender charge factors times the specified amount, divided by $1,000. That amount is then varied by issue age, gender (where applicable) and rating class of each insured, and by the number of months since the policy date. The surrender charge remains level for the first five policy years and then decreases uniformly each policy month to zero over the next ten policy years or until the insured attains age 95, whichever is earlier.

A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

A transfer charge of $10 is assessed for each transfer among subacounts after the first transfer made in any calendar month. Policies issued on policy form P1250 and marketed under the name of GE Protection Plus do not assess a transfer charge but reserve the right to impose a charge of up to $10 after the first transfer made in any calendar month.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

Type III Units (Policy Form P1258 and P1259)

Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable life insurance policies less deductions. A 5% charge from each premium (7.5% maximum) is assessed before it is allocated to the subaccounts. This charge is not assessed against the policy loan portion of a premium received from the rollover of a life insurance policy.

A mortality and expense risk charge is deducted monthly from a policy’s assets. This charge is for the mortality and expense risks that GE Life & Annuity assumes. This charge is equal to an effective annual rate of .40% of the first $50,000 of the policy’s unloaned assets in the subaccounts (.40% of the first $100,000 of unloaned assets in the subaccounts for a joint and last survivor policy). During the first 20 policy years, a mortality and expense risk charge at an annual effective rate of .05% of the policy’s unloaned assets in the subaccounts over $50,000 ($100,000 for a joint and last survivor policy) is also assessed. Beginning with policy year 21, GE Life & Annuity does not deduct a mortality and expense risk charge for the policy’s unloaned assets in the subaccounts over $50,000 ($100,000 for a joint and last survivor policy).

A monthly deduction is made on the policy date and on each monthly anniversary date from the policy assets. The monthly deduction consists of a cost of insurance charge, the Mortality and Expense Risk Charge (discussed above), a policy charge of $5 ($10 per month maximum), a maximum monthly expense charge of $.83 per $1,000 of specified amount for the first ten policy years and any charges for additional benefits added by riders to the policy.

There will be a surrender charge if the policy is surrendered during the surrender period. The maximum surrender charge assessed is $37.19 per $1,000 of specified amount. This charge is calculated by multiplying a factor times the lowest specified amount in effect before the surrender, divided by 1,000. The factor depends on the issue age and gender (where applicable) of the insured. For a joint and last survivor policy, the factor depends on the issue age, gender (where applicable), and risk class of both insureds. The surrender charge remains level for the first five policy years and then decreases each policy month to zero over the next five policy years.

A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

Certain policy owners (Policy form P1258 and Policy Form 1259) may elect to allocate premium payments to a Guarantee Account that is part of the general account of GE Life & Annuity. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time, after which a new rate may be declared. Policy owners may transfer amounts from the Guarantee Account to the subaccounts of the Account and in certain instances transfer amounts from the subaccounts of the Account to the Guarantee Account.

(b)  Receivable From Affiliate

Receivable from affiliate represents receivable from GE Life & Annuity attributable to decreases in share value between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

(c)  Accrued Expenses Payable to Affiliate

Accrued expenses payable to affiliate are mostly attributable to charges and deductions made under the policies for services and benefits accrued and payable to GE Life & Annuity.

(d)  Capital Brokerage Corporation

Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies and variable annuities issued by GE Life & Annuity. GE Life & Annuity pays commissions and other marketing related expenses to Capital Brokerage Corporation. Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

(e)  GE Investments Funds, Inc.

GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .60% for the Global Income Fund, .50% for the Income Fund, 1.00% for the International Equity Fund, .65% for the Mid-Cap Value Equity Fund, .37% for the Money Market Fund, .65% for the Premier Growth Equity Fund, .85% for the Real Estate Securities Fund, .35% for the S&P 500® Index Fund, .80% for the Small-Cap Value Equity Fund, .49% for the Total Return Fund, .55% for the U.S. Equity Fund, and .65% for the Value Equity Fund.

(5)	Capital Transactions

All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, portfolio dividends or portfolio distributions are not paid to policy owners as additional units, but instead are reflected in unit values.

The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the period ended December 31, 2002 is reflected in the Statements of Changes in Net Assets.

(6)	Financial Highlights

A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2002 and 2001 follows.

Expenses as a percentage of average net assets represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, administrative and distribution expenses for each period indicated. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying portfolios are excluded. The expenses as a percentage of average net assets for Type III units is zero due to the fact that the expense is deducted monthly by a redemption of units.

The investment income ratio represents the ordinary dividends received by the Account from the underlying portfolio divided by the average net assets.

The total return below represents the annual total return for the year or lesser periods indicated and includes deductions only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a Prospectus or Statement of Additional Information for a product supported by the Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return below.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Type I:
The Alger American Fund:
Alger American Growth Portfolio
2002	88,027	$13.05	$1,149	0.70%	0.04%	(33.46)%
2001	97,453	19.62	1,912	0.70%	0.22%	(12.44)%
Alger American Small Capitalization Portfolio
2002	98,354	6.51	640	0.70%	0.00%	(26.74)%
2001	96,584	8.88	858	0.70%	0.05%	(30.01)%
Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares
2002	17,448	13.82	241	0.70%	1.22%	(20.77)%
2001	20,425	17.45	356	0.70%	1.33%	(4.89)%
Federated High Income Bond Fund II — Primary Shares
2002	17,068	14.53	248	0.70%	9.78%	0.68%
2001	15,482	14.44	224	0.70%	9.79%	0.67%
Federated Utility Fund II
2002	9,949	11.43	114	0.70%	5.77%	(24.48)%
2001	13,254	15.14	201	0.70%	3.23%	(14.33)%
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio
2002	126,781	39.46	5,003	0.70%	1.75%	(17.53)%
2001	134,736	47.84	6,446	0.70%	1.67%	(5.62)%
VIP Growth Portfolio
2002	99,324	40.72	4,044	0.70%	0.26%	(30.60)%
2001	108,530	58.68	6,369	0.70%	0.08%	(18.23)%
VIP Overseas Portfolio
2002	61,001	18.98	1,158	0.70%	0.81%	(20.84)%
2001	65,937	23.97	1,581	0.70%	5.37%	(21.72)%
Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Asset ManagerSM Portfolio
2002	125,324	26.43	3,312	0.70%	3.96%	(9.37)%
2001	131,477	29.16	3,834	0.70%	4.25%	(4.77)%
VIP II Contrafund® Portfolio
2002	112,644	24.04	2,708	0.70%	0.81%	(9.98)%
2001	111,945	26.71	2,990	0.70%	0.80%	(12.86)%
Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio
2002	28,213	12.44	351	0.70%	1.22%	(17.20)%
2001	22,841	15.03	343	0.70%	1.23%	(9.39)%
VIP III Growth Opportunities Portfolio
2002	13,585	8.58	117	0.70%	1.09%	(22.39)%
2001	12,762	11.06	141	0.70%	0.35%	(15.02)%
GE Investments Funds, Inc.:
Global Income Fund
2002	9,845	11.86	117	0.70%	0.77%	15.82%
2001	4,666	10.24	48	0.70%	0.00%	(2.37)%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:		Unit Value	000s
Income Fund
2002	42,923	$13.45	$577	0.70%	5.18%	9.12%
2001	33,971	12.33	419	0.70%	5.04%	6.67%
International Equity Fund
2002	14,584	9.87	144	0.70%	1.22%	(24.36)%
2001	8,794	13.04	115	0.70%	1.05%	(21.42)%
Mid-Cap Value Equity Fund
2002	26,207	14.93	391	0.70%	0.92%	(14.37)%
2001	16,101	17.44	281	0.70%	0.89%	(0.38)%
Money Market Fund
2002	178,387	19.47	3,473	0.70%	1.46%	0.76%
2001	131,894	19.32	2,548	0.70%	3.82%	3.24%
Premier Growth Equity Fund
2002	24,730	7.86	194	0.70%	0.05%	(21.57)%
2001	16,957	10.02	170	0.70%	0.12%	(9.78)%
Real Estate Securities Fund
2002	24,064	21.67	521	0.70%	4.91%	(2.04)%
2001	19,511	22.12	432	0.70%	4.09%	11.05%
S&P 500® Index Fund
2002	85,927	38.07	3,271	0.70%	1.32%	(22.91)%
2001	88,043	49.38	4,348	0.70%	1.09%	(12.88)%
Total Return Fund
2002	31,607	36.17	1,143	0.70%	2.39%	(9.95)%
2001	29,464	40.16	1,183	0.70%	1.14%	(3.57)%
U.S. Equity Fund
2002	10,610	9.15	97	0.70%	0.89%	(19.83)%
2001	6,600	11.41	75	0.70%	0.74%	(9.12)%
Goldman Sachs Variable Insurance Trust (VIT):
Goldman Sachs Growth and Income Fund
2002	6,403	6.98	45	0.70%	2.06%	(11.96)%
2001	837	7.93	7	0.70%	0.49%	(9.98)%
Goldman Sachs Mid Cap Value Fund
2002	36,991	11.59	429	0.70%	0.99%	(5.36)%
2001	29,382	12.24	360	0.70%	1.24%	11.26%
Janus Aspen Series:
Aggressive Growth Portfolio
2002	110,040	15.07	1,658	0.70%	0.00%	(28.44)%
2001	114,341	21.06	2,408	0.70%	0.00%	(39.88)%
Balanced Portfolio
2002	85,649	21.32	1,826	0.70%	2.47%	(7.10)%
2001	82,439	22.95	1,892	0.70%	2.72%	(5.34)%
Capital Appreciation Portfolio
2002	21,974	17.32	381	0.70%	0.57%	(16.26)%
2001	22,414	20.69	464	0.70%	1.25%	(22.22)%
Flexible Income Portfolio
2002	17,057	17.12	292	0.70%	4.94%	9.70%
2001	9,034	15.60	141	0.70%	6.25%	6.98%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:		Unit Value	000s
Global Life Sciences Portfolio — Service Shares
2002	6,041	$6.64	$40	0.70%	0.00%	(30.04)%
2001	6,051	9.49	57	0.70%	0.00%	(17.34)%
Global Technology Portfolio — Service Shares
2002	11,168	2.50	28	0.70%	0.00%	(41.35)%
2001	9,570	4.26	41	0.70%	0.71%	(37.76)%
Growth Portfolio
2002	128,068	16.16	2,070	0.70%	0.00%	(27.02)%
2001	136,463	22.14	3,021	0.70%	0.07%	(25.26)%
International Growth Portfolio
2002	43,699	13.66	597	0.70%	0.86%	(26.11)%
2001	50,194	18.49	928	0.70%	1.09%	(23.78)%
Worldwide Growth Portfolio
2002	162,939	19.06	3,106	0.70%	0.89%	(26.02)%
2001	186,134	25.76	4,795	0.70%	0.48%	(22.98)%
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA
2002	62,159	35.72	2,220	0.70%	0.68%	(28.30)%
2001	75,849	49.81	3,778	0.70%	0.96%	(31.75)%
Oppenheimer Bond Fund/VA
2002	23,819	28.41	677	0.70%	7.07%	8.32%
2001	21,130	26.23	554	0.70%	6.40%	7.03%
Oppenheimer Capital Appreciation Fund/VA
2002	53,318	45.61	2,432	0.70%	0.62%	(27.37)%
2001	60,645	62.80	3,809	0.70%	0.62%	(13.19)%
Oppenheimer High Income Fund/VA
2002	47,784	33.25	1,589	0.70%	10.58%	(3.08)%
2001	51,746	34.30	1,775	0.70%	10.05%	1.25%
Oppenheimer Multiple Strategies Fund/VA
2002	24,204	33.15	802	0.70%	3.62%	(11.03)%
2001	25,511	37.25	950	0.70%	3.71%	1.50%
PBHG Insurance Series Fund, Inc.:
PBHG Growth II Portfolio
2002	29,713	7.64	227	0.70%	0.00%	(30.92)%
2001	21,511	11.07	238	0.70%	0.00%	(40.89)%
PBHG Large Cap Portfolio
2002	17,789	12.24	218	0.70%	0.00%	(29.81)%
2001	18,707	17.44	326	0.70%	0.00%	(28.79)%
Salomon Brothers Variable Series Funds Inc:
Investors Fund
2002	26,040	11.22	292	0.70%	1.09%	(23.59)%
2001	21,398	14.68	314	0.70%	0.84%	(4.82)%
Strategic Bond Fund
2002	9,971	12.49	125	0.70%	5.64%	8.08%
2001	3,651	11.56	42	0.70%	5.91%	6.17%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:		Unit Value	000s
Total Return Fund
2002	7,649	$10.44	$80	0.70%	1.74%	(7.52)%
2001	2,210	11.29	25	0.70%	3.41%	(1.50)%

Type II:
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund — Series I Shares
2002	27,851	4.45	124	0.70%	0.00%	(24.89)%
2001	16,503	5.92	98	0.70%	0.00%	(23.82)%
AIM V.I. Growth Fund — Series I Shares
2002	35,571	3.49	124	0.70%	0.00%	(31.46)%
2001	16,297	5.10	83	0.70%	0.35%	(34.35)%
AIM V.I. Premier Equity Fund — Series I Shares
2002	41,113	5.48	225	0.70%	0.46%	(30.75)%
2001	19,328	7.91	153	0.70%	0.23%	(13.18)%
The Alger American Fund:
Alger American Growth Portfolio
2002	109,921	13.05	1,434	0.70%	0.04%	(33.46)%
2001	129,030	19.62	2,532	0.70%	0.22%	(12.44)%
Alger American Small Capitalization Portfolio
2002	84,392	6.51	549	0.70%	0.00%	(26.74)%
2001	69,049	8.88	613	0.70%	0.05%	(30.01)%
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
2002	87,054	7.84	683	0.70%	0.56%	(22.81)%
2001	42,611	10.15	433	0.70%	0.40%	(0.55)%
Premier Growth Portfolio — Class B
2002	25,762	4.84	125	0.70%	0.00%	(31.33)%
2001	16,341	7.05	115	0.70%	0.00%	(17.98)%
Quasar Portfolio — Class B
2002	7,741	4.89	38	0.70%	0.00%	(32.54)%
2001	3,292	7.25	24	0.70%	0.00%	(13.47)%
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares
2002	3,965	8.76	35	0.70%	1.62%	(1.18)%
2001	906	8.87	8	0.70%	1.31%	2.59%
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
2002	7,490	4.73	35	0.70%	0.31%	(29.44)%
2001	3,973	6.70	27	0.70%	0.11%	(23.12)%
Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares
2002	25,242	13.82	349	0.70%	1.22%	(20.77)%
2001	25,767	17.45	450	0.70%	1.33%	(4.89)%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Type II:
Federated High Income Bond Fund II — Primary Shares
2002	23,982	$14.53	$348	0.70%	9.78%	0.68%
2001	16,943	14.44	245	0.70%	9.79%	0.67%
Federated High Income Bond Fund II — Service Shares
2002	8,558	9.40	80	0.70%	6.71%	0.52%
2001	3,727	9.34	35	0.70%	0.00%	0.66%
Federated International Small Company Fund II
2002	5,295	4.91	26	0.70%	0.00%	(18.06)%
2001	3,635	5.99	22	0.70%	0.00%	(30.51)%
Federated Utility Fund II
2002	14,863	11.43	170	0.70%	5.77%	(24.48)%
2001	16,543	15.14	250	0.70%	3.23%	(14.33)%
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio
2002	25,961	39.46	1,024	0.70%	1.75%	(17.53)%
2001	27,433	47.84	1,312	0.70%	1.67%	(5.62)%
VIP Equity-Income Portfolio — Service Class 2
2002	54,112	8.03	435	0.70%	1.09%	(17.73)%
2001	25,792	9.76	252	0.70%	0.03%	(5.89)%
VIP Growth Portfolio
2002	32,419	40.72	1,320	0.70%	0.26%	(30.60)%
2001	34,260	58.68	2,010	0.70%	0.08%	(18.23)%
VIP Growth Portfolio — Service Class 2
2002	112,010	4.94	553	0.70%	0.10%	(30.78)%
2001	60,788	7.13	433	0.70%	0.00%	(18.44)%
VIP Overseas Portfolio
2002	9,210	18.98	175	0.70%	0.81%	(20.84)%
2001	7,322	23.97	176	0.70%	5.37%	(21.72)%
Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Asset ManagerSM Portfolio
2002	8,611	26.43	228	0.70%	3.96%	(9.37)%
2001	8,491	29.16	248	0.70%	4.25%	(4.77)%
VIP II Contrafund® Portfolio
2002	105,161	24.04	2,528	0.70%	0.81%	(9.98)%
2001	109,907	26.71	2,936	0.70%	0.80%	(12.86)%
VIP II Contrafund® Portfolio — Service Class 2
2002	55,714	7.27	405	0.70%	0.51%	(10.24)%
2001	23,700	8.10	192	0.70%	0.00%	(13.09)%
Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio
2002	73,891	12.44	919	0.70%	1.22%	(17.20)%
2001	66,877	15.03	1,005	0.70%	1.23%	(9.39)%
VIP III Growth & Income Portfolio — Service Class 2
2002	21,637	7.09	153	0.70%	1.18%	(17.43)%
2001	13,655	8.59	117	0.70%	0.00%	(9.65)%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Type II:
VIP III Growth Opportunities Portfolio
2002	22,930	$8.58	$197	0.70%	1.09%	(22.39)%
2001	24,875	11.06	275	0.70%	0.35%	(15.02)%
VIP III Mid Cap Portfolio — Service Class 2
2002	46,405	8.55	397	0.70%	0.43%	(10.65)%
2001	12,355	9.57	118	0.70%	0.00%	(4.19)%
GE Investments Funds, Inc.:
Global Income Fund
2002	10,966	11.86	130	0.70%	0.77%	15.82%
2001	8,893	10.24	91	0.70%	0.00%	(2.37)%
Income Fund
2002	133,661	13.45	1,798	0.70%	5.18%	9.12%
2001	28,562	12.33	352	0.70%	5.04%	6.67%
International Equity Fund
2002	30,591	9.87	302	0.70%	1.22%	(24.36)%
2001	23,877	13.04	311	0.70%	1.05%	(21.42)%
Mid-Cap Value Equity Fund
2002	72,247	14.93	1,079	0.70%	0.92%	(14.37)%
2001	64,428	17.44	1,124	0.70%	0.89%	(0.38)%
Money Market Fund
2002	444,423	19.47	8,653	0.70%	1.46%	0.76%
2001	375,930	19.32	7,263	0.70%	3.82%	3.24%
Premier Growth Equity Fund
2002	97,973	7.86	770	0.70%	0.05%	(21.57)%
2001	77,433	10.02	776	0.70%	0.12%	(9.78)%
Real Estate Securities Fund
2002	31,288	21.67	678	0.70%	4.91%	(2.04)%
2001	24,349	22.12	539	0.70%	4.09%	11.05%
S&P 500® Index Fund
2002	168,621	38.07	6,419	0.70%	1.32%	(22.91)%
2001	145,112	49.38	7,166	0.70%	1.09%	(12.88)%
Small-Cap Value Equity Fund
2002	28,077	10.25	288	0.70%	0.35%	(14.46)%
2001	8,753	11.99	105	0.70%	0.65%	9.20%
Total Return Fund
2002	16,545	36.17	598	0.70%	2.39%	(9.95)%
2001	16,248	40.16	653	0.70%	1.14%	(3.57)%
U.S. Equity Fund
2002	98,826	9.15	904	0.70%	0.89%	(19.83)%
2001	105,740	11.41	1,206	0.70%	0.74%	(9.12)%
Value Equity Fund
2002	17,703	7.39	131	0.70%	1.11%	(18.14)%
2001	8,331	9.03	75	0.70%	1.40%	(9.40)%
Goldman Sachs Variable Insurance Trust (VIT):
Goldman Sachs Growth and Income Fund
2002	20,760	6.98	145	0.70%	2.06%	(11.96)%
2001	13,984	7.93	111	0.70%	0.49%	(9.98)%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Type II:
Goldman Sachs Mid Cap Value Fund
2002	84,028	$11.59	$974	0.70%	0.99%	(5.36)%
2001	76,066	12.24	931	0.70%	1.24%	11.26%
Janus Aspen Series:
Aggressive Growth Portfolio
2002	115,952	15.07	1,747	0.70%	0.00%	(28.44)%
2001	109,492	21.06	2,306	0.70%	0.00%	(39.88)%
Aggressive Growth Portfolio — Service Shares
2002	59,086	2.93	173	0.70%	0.00%	(28.62)%
2001	28,395	4.11	117	0.70%	0.00%	(40.02)%
Balanced Portfolio
2002	150,095	21.32	3,200	0.70%	2.47%	(7.10)%
2001	150,202	22.95	3,447	0.70%	2.72%	(5.34)%
Balanced Portfolio — Service Shares
2002	117,565	8.52	1,002	0.70%	2.28%	(7.33)%
2001	61,208	9.19	563	0.70%	2.58%	(5.57)%
Capital Appreciation Portfolio
2002	118,598	17.32	2,054	0.70%	0.57%	(16.26)%
2001	121,421	20.69	2,512	0.70%	1.25%	(22.22)%
Capital Appreciation Portfolio — Service Shares
2002	29,735	5.34	159	0.70%	0.32%	(16.52)%
2001	19,212	6.39	123	0.70%	0.96%	(22.38)%
Flexible Income Portfolio
2002	30,899	17.12	529	0.70%	4.94%	9.70%
2001	22,884	15.60	357	0.70%	6.25%	6.98%
Global Life Sciences Portfolio — Service Shares
2002	20,648	6.64	137	0.70%	0.00%	(30.04)%
2001	14,783	9.49	140	0.70%	0.00%	(17.34)%
Global Technology Portfolio — Service Shares
2002	41,442	2.50	104	0.70%	0.00%	(41.35)%
2001	24,502	4.26	104	0.70%	0.71%	(37.76)%
Growth Portfolio
2002	131,849	16.16	2,131	0.70%	0.00%	(27.02)%
2001	136,402	22.14	3,020	0.70%	0.07%	(25.26)%
Growth Portfolio — Service Shares
2002	30,203	4.49	136	0.70%	0.00%	(27.23)%
2001	21,087	6.17	130	0.70%	0.21%	(25.43)%
International Growth Portfolio
2002	84,814	13.66	1,159	0.70%	0.86%	(26.11)%
2001	95,757	18.49	1,771	0.70%	1.09%	(23.78)%
International Growth Portfolio — Service Shares
2002	28,173	4.87	137	0.70%	0.72%	(26.28)%
2001	17,206	6.61	114	0.70%	0.77%	(23.97)%
Worldwide Growth Portfolio
2002	144,792	19.06	2,760	0.70%	0.89%	(26.02)%
2001	144,970	25.76	3,734	0.70%	0.48%	(22.98)%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Type II:
Worldwide Growth Portfolio — Service Shares
2002	48,691	$4.93	$240	0.70%	0.73%	(26.23)%
2001	22,940	6.68	153	0.70%	0.35%	(23.16)%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
2002	23,388	4.67	109	0.70%	0.00%	(28.22)%
2001	11,383	6.50	74	0.70%	0.01%	(25.36)%
MFS® Investors Trust Series — Service Class Shares
2002	13,017	6.34	83	0.70%	0.40%	(21.71)%
2001	8,997	8.09	73	0.70%	0.09%	(16.69)%
MFS® New Discovery Series — Service Class Shares
2002	21,603	5.74	124	0.70%	0.00%	(32.28)%
2001	7,898	8.48	67	0.70%	0.00%	(5.92)%
MFS® Utilities Series — Service Class Shares
2002	37,194	5.59	208	0.70%	2.24%	(23.44)%
2001	25,912	7.30	189	0.70%	2.12%	(24.98)%
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA
2002	19,975	35.72	714	0.70%	0.68%	(28.30)%
2001	19,988	49.81	996	0.70%	0.96%	(31.75)%
Oppenheimer Bond Fund/VA
2002	24,687	28.41	701	0.70%	7.07%	8.32%
2001	20,879	26.23	548	0.70%	6.40%	7.03%
Oppenheimer Capital Appreciation Fund/VA
2002	28,174	45.61	1,285	0.70%	0.62%	(27.37)%
2001	28,225	62.80	1,773	0.70%	0.62%	(13.19)%
Oppenheimer Global Securities Fund/VA — Service Shares
2002	38,218	6.47	247	0.70%	0.43%	(22.91)%
2001	21,714	8.40	182	0.70%	0.14%	(12.79)%
Oppenheimer High Income Fund/VA
2002	32,150	33.25	1,069	0.70%	10.58%	(3.08)%
2001	34,909	34.30	1,197	0.70%	10.05%	1.25%
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares
2002	49,197	6.44	317	0.70%	0.47%	(19.60)%
2001	21,746	8.01	174	0.70%	0.04%	(10.91)%
Oppenheimer Multiple Strategies Fund/VA
2002	12,634	33.15	419	0.70%	3.62%	(11.03)%
2001	11,900	37.25	443	0.70%	3.71%	(10.91)%
PBHG Insurance Series Fund, Inc.:
PBHG Growth II Portfolio
2002	49,673	7.64	380	0.70%	0.00%	(30.92)%
2001	45,469	11.07	503	0.70%	0.00%	(40.89)%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Type II:
PBHG Large Cap Growth Portfolio
2002	28,295	$12.24	$346	0.70%	0.00%	(29.81)%
2001	27,510	17.44	480	0.70%	0.00%	(28.79)%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
2002	2,535	11.88	30	0.70%	3.38%	7.43%
2001	723	11.06	8	0.70%	3.20%	6.84%
High Yield Portfolio — Administrative Class Shares
2002	14,509	9.77	142	0.70%	7.40%	(1.88)%
2001	4,802	9.96	48	0.70%	6.63%	1.63%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2002	36,158	13.27	480	0.70%	4.05%	16.76%
2001	8,682	11.36	99	0.70%	3.84%	5.11%
Total Return Portfolio — Administrative Class Shares
2002	51,433	12.09	622	0.70%	3.73%	8.31%
2001	10,197	11.16	114	0.70%	3.53%	7.61%
Rydex Variable Trust:
OTC Fund
2002	14,577	2.53	37	0.70%	0.00%	(39.28)%
2001	5,028	4.17	21	0.70%	0.00%	(35.63)%
Salomon Brothers Variable Series Funds Inc:
Investors Fund
2002	23,590	11.22	265	0.70%	1.09%	(23.59)%
2001	31,874	14.68	468	0.70%	0.84%	(4.82)%
Strategic Bond Fund
2002	29,849	12.49	373	0.70%	5.64%	8.08%
2001	22,290	11.56	258	0.70%	5.91%	6.17%
Total Return Fund
2002	6,005	10.44	63	0.70%	1.74%	(7.52)%
2001	3,259	11.29	37	0.70%	3.41%	(1.50)%
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares
2002	56	8.09	1	0.70%	0.00%	(19.11)%
Emerging Growth Portfolio — Class II Shares
2002	13	7.30	1	0.70%	0.00%	(26.96)%

Type III:
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund — Series I Shares
2002	363	7.96	3	0.00%	0.00%	(20.36)%
AIM V.I. Growth Fund — Series I Shares
2002	450	7.43	3	0.00%	0.00%	(25.71)%
AIM V.I. Premier Equity Fund — Series I Shares
2002	704	7.59	5	0.00%	0.46%	(24.08)%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:		Unit Value	000s
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
2002	10,029	$8.36	$84	0.00%	0.56%	(16.38)%
Premier Growth Portfolio — Class B
2002	194	7.72	1	0.00%	0.00%	(22.81)%
Quasar Portfolio — Class B
2002	165	7.34	1	0.00%	0.00%	(26.62)%
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares
2002	325	9.72	3	0.00%	1.62%	(2.84)%
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
2002	351	7.48	3	0.00%	0.31%	(25.24)%
Federated Insurance Series:
Federated High Income Bond Fund II — Service Shares
2002	163	10.02	2	0.00%	6.71%	.19%
Federated International Small Company Fund II
2002	246	8.43	2	0.00%	0.00%	(15.65)%
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio — Service Class 2
2002	1,929	8.71	17	0.00%	1.09%	(12.91)%
VIP Growth Portfolio — Service Class 2
2002	6,754	7.35	50	0.00%	0.10%	(26.46)%
Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Contrafund® Portfolio — Service Class 2
2002	3,128	9.24	29	0.00%	0.51%	(7.57)%
Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio — Service Class 2
2002	282	8.79	2	0.00%	1.18%	(12.07)%
VIP III Mid Cap Portfolio — Service Class 2
2002	1,364	9.15	12	0.00%	0.43%	(8.47)%
GE Investments Funds, Inc.:
Income Fund
2002	1,504	10.75	16	0.00%	5.18%	7.52%
Mid-Cap Value Equity Fund
2002	3,962	8.81	35	0.00%	0.92%	(11.91)%
Money Market Fund
2002	3,924	10.13	40	0.00%	1.46%	1.30%
Premier Growth Equity Fund
2002	982	8.16	8	0.00%	0.05%	(18.37)%
S&P 500® Index Fund
2002	6,520	8.17	53	0.00%	1.32%	(18.28)%
Small-Cap Value Equity Fund
2002	6,241	8.81	55	0.00%	0.35%	(11.87)%
U.S. Equity Fund
2002	1,364	8.41	11	0.00%	0.89%	(15.89)%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:		Unit Value	000s
Value Equity Fund
2002	2,416	$8.52	$21	0.00%	1.11%	(14.82)%
Janus Aspen Series:
Aggressive Growth Portfolio — Service Shares
2002	2,722	8.17	22	0.00%	0.00%	(18.35)%
Balanced Portfolio — Service Shares
2002	2,179	9.52	21	0.00%	2.28%	(4.75)%
Capital Appreciation Portfolio — Service Shares
2002	3,788	8.92	34	0.00%	0.32%	(10.77)%
Global Life Sciences Portfolio — Service Shares
2002	284	7.53	2	0.00%	0.00%	(24.69)%
Global Technology Portfolio — Service Shares
2002	332	6.46	2	0.00%	0.00%	(35.39)%
Growth Portfolio — Service Shares
2002	111	7.83	1	0.00%	0.00%	(21.73)%
International Growth Portfolio – Service Shares
2002	5,541	8.13	45	0.00%	0.72%	(18.75)%
Worldwide Growth Portfolio — Service Shares
2002	3,116	8.08	25	0.00%	0.73%	(19.15)%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
2002	423	7.79	3	0.00%	0.00%	(22.07)%
MFS® Investors Trust Series — Service Class Shares
2002	83	8.31	1	0.00%	0.40%	(16.92)%
MFS® New Discovery Series — Service Class Shares
2002	3,471	7.31	25	0.00%	0.00%	(26.90)%
MFS® Utilities Series — Service Class Shares
2002	299	8.73	3	0.00%	2.24%	(12.68)%
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities Fund/VA — Service Shares
2002	1,860	8.14	15	0.00%	0.43%	(18.58)%
Oppenheimer Main Street Growth & Income Fund/VA —Service Shares
2002	3,101	8.42	26	0.00%	0.47%	(15.79)%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
2002	242	10.69	3	0.00%	3.38%	6.93%
High Yield Portfolio — Administrative Class Shares
2002	4,601	9.86	45	0.00%	7.40%	(1.43)%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2002	878	11.40	10	0.00%	4.05%	14.05%
Total Return Portfolio — Administrative Class Shares
2002	18,200	10.72	195	0.00%	3.73%	7.23%
Rydex Variable Trust:
OTC Fund
2002	36	6.61	1	0.00%	0.00%	(33.89)%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:		Unit Value	000s
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares
2002	437	$8.13	$4	0.00%	0.00%	(18.73)%
Emerging Growth Portfolio — Class II Shares
2002	20	7.34	1	0.00%	0.00%	(26.62)%